                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21078
                                   ---------

                         PIMCO Municipal Income Fund II
                         ------------------------------
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
              (Address of principal executive offices) (Zip code)

 Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
 -----------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------
Date of fiscal year end: May 31, 2005
                         ------------

Date of reporting period: May 31, 2005
                          ------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may
use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO SHAREHOLDERS

PIMCO Municipal Income Fund II
PIMCO California Municipal Income Fund II
PIMCO New York Municipal Income Fund II

Annual Report
May 31, 2005

Contents
Letter to Shareholders	1
Performance & Statistics	2-4
Schedules of Investments	5-24
Statements of Assets and Liabilities	26
Statements of Operations	27
Statements of Changes in Net Assets	28-29
Notes to Financial Statements	30-38
Financial Highlights	39-41
Report of Independent Registered Public
Accounting Firm	42
Privacy Policy, Proxy Voting Policies &
Procedures, Other Information	43
Tax Information	44
Dividend Reinvestment Plan	45
Board of Trustees	46

PIMCO Municipal Income Funds II Letter to Shareholders

July 19, 2005

Dear Shareholder:

We are pleased to provide you with the annual report of PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II, and PIMCO New York Municipal Income Fund II (“PIMCO Municipal Income Funds II” or the “Funds”) for the year ended May 31, 2005.

Please refer to the following pages for specific information for each of the PIMCO Municipal Income Funds II. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ transfer agent at 1-800-331-1710. Also note that a wide range of information and resources can be accessed through our Web site, www.allianzinvestors.com.

Together with Allianz Global Investors Fund Management LLC (formerly, PA Fund Management LLC), the Funds’ investment manager and Pacific Investment Management Co. LLC, the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Robert E. Connor	Brian S. Shlissel
Chairman	President & Chief Executive Officer

5.31.05 | PIMCO Municipal Income Funds II Annual Report 1

PIMCO Municipal Income Fund II Performance & Statistics
May 31, 2005 (unaudited)

Symbol:	Primary Investments:	Inception Date:
PML	Municipal fixed-income	June 28, 2002
securities, the interest from
Objective:	which is exempt from federal	Total Net Assets(1): :
To provide income exempt from	income tax.	$1,367.3 million
federal income tax.
Portfolio Manager:
Mark McCray

Total Return(2):	Market Price	Net Asset Value (“NAV”)

Six Months	10.16%	6.29%
1 Year	21.00%	13.38%
Commencement of Operations (6/28/02) to 5/31/05	7.21%	8.36%

Common Share Market Price/NAV Performance:
Commencement of Operations (6/28/02) to 5/31/05

Market Price/NAV:

Market Price	$15.02

NAV	$14.81

Premium to NAV	1.42%

Market Price Yield(3)	6.74%

Moody's Ratings (as a % of total investments)

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of greater than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at May 31, 2005.

2 PIMCO Municipal Income Funds II Annual Report | 5.31.05

PIMCO California Municipal Income Fund II Performance & Statistics
May 31, 2005 (unaudited)

Symbol:	Primary Investments:	Inception Date:
PCK	Municipal fixed-income	June 28, 2002
securities, the interest from
Objective:	which is exempt from federal	Total Net Assets (1):
To provide income exempt from	and California State income	$701.6 million
federal and California State	tax.
income tax.		Portfolio Manager:
Mark McCray

Total Return(2):	Market Price	Net Asset Value (“NAV”)

Six Months	9.51%	7.39%
1 Year	19.14%	15.68%
Commencement of Operations (6/28/02) to 5/31/05	6.22%	7.50%

Common Share Market Price/NAV Performance:
Commencement of Operations (6/28/02) to 5/31/05

Market Price/NAV:

Market Price	$14.76

NAV	$14.61

Premium to NAV	1.03%

Market Price Yield(3)	6.61%

Moody's Ratings (as a % of total investments)

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of greater than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at May 31, 2005.

5.31.05 | PIMCO Municipal Income Funds II Annual Report 3

PIMCO New York Municipal Income Fund II Performance & Statistics
May 31, 2005 (unaudited)

Symbol:	Primary Investments:	Inception Date:
PNI	Municipal fixed-income	June 28, 2002
securities, the interest from
Objective:	which is exempt from federal,	Total Net Assets (1):
Seeks to provide current income	New York State and New York	$242.8 million
exempt from federal, New York	City income tax.
State and New York City income		Portfolio Manager:
tax.		Mark McCray

Total Return(2):	Market Price	Net Asset Value (“NAV”)

Six Months	7.03%	8.47%
1 Year	21.45%	15.69%
Commencement of Operations (6/28/02) to 5/31/05	6.29%	7.51%

Common Share Market Price/NAV Performance:
Commencement of Operations (6/28/02) to 5/31/05

Market Price/NAV:

Market Price	$14.80

NAV	$14.62

Premium to NAV	1.23%

Market Price Yield(3)	6.59%

Moody's Ratings (as a % of total investments)

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of greater than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at May 31, 2005.

4 PIMCO Municipal Income Funds II Annual Report | 5.31.05

PIMCO Municipal Income Fund II Schedule of Investments
May 31, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

MUNICIPAL BONDS & NOTES—88.9%
	Alabama—2.3%
	Birmingham Waterworks & Sewer Board Rev.,
$ 1,145	5.00%, 1/1/27, Ser. B (MBIA)	Aaa/AAA	$1,204,643
10,000	5.00%, 1/1/37, Ser. B (MBIA)	Aaa/AAA	10,441,700
1,750	Huntsville Health Care Auth. Rev., 5.75%, 6/1/32, Ser. B	A2/NR	1,892,835
16,580	Jefferson Cnty. Sewer Rev., 4.75%, 2/1/38, Ser. B
	(FGIC) (Pre-refunded @ $100, 8/1/12) (a)	Aaa/AAA	18,101,547

			31,640,725

	Alaska—0.3%
3,550	State Housing Finance Corp. Rev.,
	5.25%, 6/1/32, Ser. C (MBIA)	Aaa/AAA	3,621,355

	Arizona—0.1%
1,300	Health Fac. Auth. Hospital System Rev., 5.75%, 12/1/32	NR/BBB	1,379,729

	California—4.1%
9,610	Alameda Corridor Transportation Auth. Rev.,
	zero coupon, 10/1/16, Ser. A (AMBAC)	Aaa/AAA	5,968,002
	Golden State Tobacco Securitization Corp.,
	Tobacco Settlement Rev.,
3,300	6.25%, 6/1/33, Ser. 2003-A-1	Baa3/BBB	3,491,136
9,000	6.75%, 6/1/39, Ser. 2003-A-1	Baa3/BBB	9,810,900
1,000	Rancho Cucamonga Community Facs. Dist. Special Tax,
	6.30%, 9/1/23, Ser. A	NR/NR	1,039,900
4,000	Southern California Public Power Auth., Transmission
	Project Rev., zero coupon, 7/1/13	Aa3/A+	2,934,880
28,775	State Economic Recovery, GO, 5.00%, 7/1/11, Ser. A (MBIA)	Aaa/AAA	31,681,275

			54,926,093

	Colorado—5.1%
30,000	Dawson Ridge Dist. No. 1, GO,
	zero coupon, 10/1/22, Ser. A	Aaa/NR	13,413,000
5,000	Denver City & Cnty., CP, 5.50%, 12/1/25, Ser. B
	(AMBAC) (Pre-refunded @ $101, 12/1/10) (a)	Aaa/AAA	5,638,800
25,000	Health Fac. Auth. Rev., Catholic Health Initiatives,
	5.50%, 3/1/32	Aa2/AA	27,490,500
18,305	Health Fac. Auth. Rev., Exempla, Inc.,
	5.625%, 1/1/33, Ser. A	A1/A-	19,337,402
6,500	Health Fac. Auth., Retirement Fac. Rev., Liberty Height,
	zero coupon, 7/15/22	Aaa/AAA	2,934,750

			68,814,452

	District of Columbia—1.3%
17,500	Washington DC Convention Center Auth. Tax Rev.,
	4.75%, 10/1/28, (AMBAC)	Aaa/AAA	17,697,400

	Florida—3.2%
8,000	Highlands Cnty. Health Fac. Auth. Rev.,
	6.00%, 11/15/31, Ser. A	A2/A	8,772,240
2,335	Hillsborough Cnty. Industrial Dev. Auth., Pollution Control
	Rev., Tampa Electric Co. Project, 5.50%, 10/1/23	Baa2/BBB-	2,428,960

5.31.05 | PIMCO Municipal Income Funds II Annual Report 5

PIMCO Municipal Income Fund II Schedule of Investments
May 31, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

	Florida—(continued)
$ 635	Hillsborough Cnty. Industrial Dev. Rev., Health Fac. Project,
	5.625%, 8/15/23, Ser. A	Baa2/BBB	$659,987
7,135	Jacksonville Health Facs. Auth. Rev.,
	5.25%, 11/15/32, Ser. A	Aa2/AA	7,543,479
11,500	Lakeland Hospital System Rev., Regional Health System,
	5.50%, 11/15/32	A1/NR	12,317,305
3,000	Leesburg Hospital Rev., Leesburg Regional Medical Center
	Project, 5.50%, 7/1/32	A3/A-	3,137,460
	Orange Cnty. Health Fac. Auth. Rev., Adventist Health System,
2,550	5.625%, 11/15/32	A2/A	2,748,110
5,000	6.25%, 11/15/24	A2/A	5,670,300
1,500	Winter Springs Water & Sewer Rev.,
	zero coupon, 10/1/29 (FGIC)	Aaa/AAA	479,880

			43,757,721

	Georgia—0.8%
4,000	Atlanta Water & Wastewater Rev.,
	5.00%, 11/1/39, Ser. A (MBIA)	Aaa/AAA	4,160,880
1,500	Grantor Trust Govt, CP, 4.75%, 6/1/28, Ser. A (MBIA)	Aaa/AAA	1,616,265
9,600	Richmond Cnty. Dev. Auth. Rev., zero coupon, 12/1/21	Aaa/NR	4,475,904

			10,253,049

	Hawaii—1.4%
19,170	Honolulu City & Cnty. Wastewater System Rev.,
	First Board Resolution, 4.75%, 7/1/28 (FGIC)	Aaa/NR	19,646,950

	Illinois—19.2%
	Central Lake Cnty. Water Agency Rev.,
3,610	5.125%, 5/1/28, Ser. A (AMBAC)	Aaa/NR	3,834,831
8,150	5.125%, 5/1/32, Ser. A (AMBAC)	Aaa/NR	8,593,686
	Chicago Board of Education School Reform, GO,
15,535	zero coupon, 12/1/16, Ser. A (FGIC)	Aaa/AAA	9,483,651
5,000	zero coupon, 12/1/28, Ser. A (FGIC)	Aaa/AAA	1,614,400
4,500	zero coupon, 12/1/31 (FGIC)	Aaa/AAA	1,235,115
	Chicago City Colleges, GO,
32,670	zero coupon, 1/1/37 (FGIC)	Aaa/AAA	6,975,372
29,145	zero coupon, 1/1/38 (FGIC)	Aaa/AAA	5,888,164
32,670	zero coupon, 1/1/39 (FGIC)	Aaa/AAA	6,284,074
7,000	Chicago Midway Airport Rev.,
	5.00%, 1/1/31, Ser. B (MBIA)	Aaa/AAA	7,232,540
	Chicago, GO,
5,110	5.00%, 1/1/33 (AMBAC)	Aaa/AAA	5,352,981
5,050	5.125%, 1/1/29, Ser. A (FGIC)	Aaa/AAA	5,329,770
	Chicago, Lake Shore East, Special Assessment,
3,162	6.625%, 12/1/22	NR/NR	3,346,851
6,700	6.75%, 12/1/32	NR/NR	7,119,487
5,000	Cicero, GO, 5.25%, 12/1/31 (MBIA)	Aaa/AAA	5,377,850
	Dev. Finance Auth. Retirement Housing Rev.,
10,000	zero coupon, 7/15/23	NR/AAA	4,287,200
134,650	zero coupon, 7/15/25	NR/AAA	52,061,076

6 PIMCO Municipal Income Funds II Annual Report | 5.31.05

PIMCO Municipal Income Fund II Schedule of Investments
May 31, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

	Illinois—(continued)
$ 20,100	Health Facs. Auth. Rev., Elmurst Memorial Healthcare,
	5.625%, 1/1/28	A2/NR	$21,365,094
1,000	McHenry & Kane Cnty. Community Consolidated
	School Dist. 158, GO, zero coupon, 1/1/12 (FGIC)	Aaa/AAA	779,150
	Metropolitan Pier & Exposition Auth. Rev.,
60,000	zero coupon, 12/15/30 (MBIA)	Aaa/AAA	18,141,000
50,000	zero coupon, 12/15/33 (MBIA)	Aaa/AAA	13,026,000
2,460	zero coupon, 6/15/38 (MBIA)	Aaa/AAA	511,729
4,500	Schaumburg, GO, 5.00%, 12/1/41, Ser. B (FGIC)	Aaa/AAA	4,725,540
68,470	State Sports Facs. Auth. Rev.,
	zero coupon, 6/15/30 (AMBAC)	Aaa/AAA	57,062,898
10,000	State, GO, 5.00%, 3/1/34, Ser. A	Aa3/AA	10,475,400

			260,103,859

	Indiana—0.6%
	Brownsburg 1999 School Building Corp. Rev.,
1,000	5.00%, 9/15/25, Ser. A (FSA)	Aaa/AAA	1,058,290
2,000	5.25%, 3/15/25, Ser. A (FSA)	Aaa/AAA	2,173,200
4,125	Fort Wayne Pollution Control Rev., 6.20%, 10/15/25	Baa3/BB	3,999,518
500	State Bank Rev., 5.25%, 4/1/30, Ser. D (AMBAC)	Aaa/AAA	532,075

			7,763,083

	Iowa—0.6%
8,850	Tobacco Settlement Auth. Rev., 5.60%, 6/1/35, Ser. B	Baa3/BBB	8,607,068

	Kansas—0.2%
2,800	Univ. of Kansas, Hospital Auth. Health Facs. Rev.,
	5.625%, 9/1/32	NR/A-	2,971,360

	Kentucky—0.9%
	Economic Dev. Finance Auth. Hospital Facs. Rev.,
2,500	5.25%, 10/1/30	A1/AA-	2,618,950
8,210	6.00%, 10/1/19	A3/A	9,151,933

			11,770,883

	Louisiana—4.3%
20,400	Public Facs. Auth. Rev., Ochsner Clinic Foundation,
	5.50%, 5/15/32, Ser. B	A3/NR	21,485,484
36,395	Tobacco Settlement Financing Corp. Rev.,
	5.875%, 5/15/39, Ser. 2001 B	Baa3/BBB	36,754,947

			58,240,431

	Maryland—0.1%
1,000	State Health & Higher Educational Fac. Auth. Rev.,
	Adventist Healthcare, 5.75%, 1/1/25, Ser. A	Baa1/NR	1,074,610

	Massachusetts—3.1%
1,300	Bay Transportation Auth. Rev.,
	4.75%, 3/1/21, Ser. A (MBIA)	Aaa/AAA	1,338,740
	State College Building Auth. Project Rev.,
5,560	5.50%, 5/1/28, Ser. B (XLCA)	Aaa/AAA	6,508,036
7,645	5.50%, 5/1/33, Ser. B (XLCA)	Aaa/AAA	8,975,001
5,000	5.50%, 5/1/39, Ser. B (XLCA)	Aaa/AAA	5,954,050

5.31.05 | PIMCO Municipal Income Funds II Annual Report 7

PIMCO Municipal Income Fund II Schedule of Investments
May 31, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

	Massachusetts—(continued)
$ 4,295	State Turnpike Auth. Rev., 4.75%, 1/1/34, Ser. A (AMBAC)	Aaa/AAA	$4,365,481
	State Water Res. Auth. Rev.,
2,300	4.75%, 12/1/21, Ser. B (MBIA)	Aaa/AAA	2,341,653
12,050	4.75%, 8/1/37, Ser. A (FSA)	Aaa/AAA	12,172,548

			41,655,509

	Michigan—2.6%
	Detroit City School Dist., GO,
8,500	5.00%, 5/1/32, Ser. A (FGIC)	Aaa/AAA	8,918,370
1,750	5.125%, 5/1/31, Ser. A (FSA)	Aaa/AAA	1,846,162
2,500	Detroit Water Supply System Rev.,
	5.00%, 7/1/30, Ser. A (FGIC)	Aaa/AAA	2,600,775
5,000	State Hospital Finance Auth. Rev., Ascension Health,
	5.25%, 11/15/26, Ser. B	Aa2/AA	5,268,250
	State Hospital Finance Auth. Rev., Oakwood Obligation Group,
13,500	5.75%, 4/1/32, Ser. A	A2/A	14,391,135
1,925	6.00%, 4/1/22, Ser. A	A2/A	2,124,276

			35,148,968

	Mississipi—0.3%
3,605	Business Finance Corp., Pollution Control Rev.,
	5.875%, 4/1/22	Ba1 /BBB-	3,666,393
1,000	Dev Bank Special Obligation, Projects & Equipment
	Acquisitions Rev., 5.00%, 7/1/24 (AMBAC)	Aaa/AAA	1,129,660

			4,796,053

	Missouri—0.1%
1,500	St. Louis Parking Facs. Rev., Downtown Parking Facility,
	6.00%, 2/1/28	NR/NR	1,557,300

	Nevada—1.8%
3,400	Clark Cnty., GO, 5.00%, 6/1/31, (FGIC)	Aaa/AAA	3,539,162
	Reno Transportation Project Rev.,
3,960	5.125%, 6/1/27 (AMBAC)	Aaa/AAA	4,189,838
2,000	5.125%, 6/1/32 (AMBAC)	Aaa/AAA	2,107,400
3,500	5.125%, 6/1/37 (AMBAC)	Aaa/AAA	3,683,610
7,570	5.25%, 6/1/41 (AMBAC)	Aaa/AAA	7,967,728
3,290	Truckee Meadows Water Auth. Rev.,
	5.125%, 7/1/30, Ser. A (FSA)	Aaa/AAA	3,467,890

			24,955,628

	New Hampshire—0.2%
3,000	Health & Education Fac. Auth. Hospital Rev.,
	6.125%, 7/1/32	Baa1/BBB+	3,157,800

	New Jersey—2.6%
	Camden Cnty. Improvement Auth. Rev., Cooper Health,
20	5.875%, 2/15/15	Baa3/BBB	20,949
40	6.00%, 2/15/27	Baa3/BBB	41,020
	Economic Dev. Auth. Rev., Arbor Glen,
525	6.00%, 5/15/28	NR/NR	529,940
225	6.00%, 5/15/28, Ser. A (Pre-refunded @ $102, 5/15/09) (a)	NR/NR	253,244

8 PIMCO Municipal Income Funds II Annual Report | 5.31.05

PIMCO Municipal Income Fund II Schedule of Investments
May 31, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

	New Jersey—(continued)
	Economic Dev. Auth., Kapkowski Road Landfill Project,
	Special Assessment,
$ 4,000	5.75%, 10/1/21	Baa3/NR	$4,350,520
11,405	5.75%, 4/1/31	Baa3/NR	12,637,082
3,500	State Educational Fac. Auth. Rev., 6.00%, 7/1/25, Ser. D	NR/NR	3,790,535
	Tobacco Settlement Financing Corp. Rev.,
1,285	6.00%, 6/1/37	Baa3/BBB	1,303,286
3,095	6.125%, 6/1/42	Baa3/BBB	3,169,992
6,150	6.25%, 6/1/43	Baa3/BBB	6,352,827
2,500	6.75%, 6/1/39	Baa3/BBB	2,716,775

			35,166,170

	New Mexico—0.4%
5,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB	5,103,350

	New York—3.2%
	Metropolitan Transportation Auth. Rev.,
10,600	5.00%, 11/15/30, Ser. A (FSA)	Aaa/AAA	11,151,306
10,000	5.25%, 11/15/32, Ser. B	A2/A	10,740,200
	New York City Municipal Water Finance Auth.,
	Water & Sewer System Rev.,
4,750	5.00%, 6/15/37, Ser. D	Aa2/AA+	5,026,545
7,000	5.00%, 6/15/39, Ser. A	Aa2/AA+	7,363,510
6,700	State Dormitory Auth. Rev., 5.00%, 7/1/34, Ser. 1	Aa2/AA	6,952,121
2,000	State Environmental Facilities Corp. Rev., 5.00%, 6/15/28	Aaa/AAA	2,113,700

			43,347,382

	Ohio—0.6%
7,500	Lorain Cnty. Hospital Rev., 5.375%, 10/1/30	A1/AA-	7,867,125

	Pennsylvania—3.2%
	Allegheny Cnty. Hospital Dev. Auth. Rev.,
550	9.25%, 11/15/15, Ser. B	B1/B	669,873
1,000	9.25%, 11/15/22, Ser. B	B1/B	1,212,590
5,700	9.25%, 11/15/30, Ser. B	B1/B	6,883,833
4,500	Cumberland Cnty. Auth. Retirement Community Rev.,
	7.25%, 1/1/35, Ser. A	NR/NR	4,878,945
	Montgomery Cnty. Higher Education & Health Auth.
	Hospital Rev.,
5,000	5.125%, 6/1/27, Ser. A	NR/A	5,218,100
3,750	5.125%, 6/1/32, Ser. A	NR/A	3,890,587
5,000	Philadelphia Auth. Industrial Dev. Lease Rev.,
	5.25%, 10/1/30, Ser. B (FSA)	Aaa/AAA	5,308,450
8,520	Philadelphia Hospitals & Higher Education Fac. Auth. Rev.,
	6.85%, 7/1/22	Baa2/BBB	8,723,628
3,000	Philadelphia, GO, 5.25%, 9/15/25 (FSA)	Aaa/AAA	3,199,710
500	Pittsburgh & Allegheny Cnty. Public Auditorium Auth. Rev.,
	5.00%, 2/1/29 (AMBAC)	Aaa/AAA	516,250
2,500	Radnor Township School Dist., GO,
	5.00%, 2/15/35, Ser. B (FSA)	Aaa/NR	2,670,825

			43,172,791

5.31.05 | PIMCO Municipal Income Funds II Annual Report 9

PIMCO Municipal Income Fund II Schedule of Investments
May 31, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

	Puerto Rico—0.3%
$ 4,200	Electric Power Auth. Power Rev., 5.125%, 7/1/29, Ser. NN	A3/A-	$4,463,676

	Rhode Island—4.7%
62,000	Tobacco Settlement Financing Corp. Rev.,
	6.25%, 6/1/42, Ser. A	Baa3/BBB	63,406,780

	South Carolina—5.8%
27,745	Greenville Cnty. School Dist. Rev., 5.50%, 12/1/28	Aa3/AA-	30,190,722
18,120	Jobs Economic Dev. Auth. Rev., 5.625%, 11/15/30	A3/A-	19,011,866
	Lexington Cnty., Health Services Dist. Hospital Rev.,
15,000	5.50%, 11/1/32	A2 /A	16,050,900
3,500	5.50%, 5/1/37	A2/A	3,757,110
5,000	5.75%, 11/1/28	A2/A	5,477,400
3,250	Tobacco Settlement Rev. Management Auth.,
	6.375%, 5/15/28, Ser. B	Baa3/BBB	3,393,260
1,180	Transportation Infrastructure Rev., 5.00%, 10/1/29,
	Ser. A (AMBAC) (Pre-refunded @ $100, 10/1/11) (a)	Aaa/NR	1,302,885

			79,184,143

	Tennessee—3.1%
3,750	Knox Cnty. Health Educational & Housing Facs. Board
	Hospital Facs. Rev., 5.25%, 10/1/30	A1/AA-	3,940,388
1,815	Knox Cnty., GO, 5.00%, 2/1/17, Ser. A	Aa2/AA	2,029,442
32,785	Memphis Electric System Rev.,
	5.00%, 12/1/11, Ser. A (MBIA)	Aaa/AAA	35,818,924

			41,788,754

	Texas—10.6%
1,000	Arlington Independent School Dist., GO,
	5.00%, 2/15/24 (PSF-GTD)	Aaa/NR	1,035,410
4,480	Aubrey Independent School Dist., GO,
	5.50%, 2/15/33 (PSF-GTD)	Aaa/NR	4,938,304
6,500	Brazos Cnty. Health Facs. Dev. Corp., Franciscan
	Services Corp. Rev., 5.375%, 1/1/32	NR/A-	6,773,910
2,700	Comal Cnty. Health Facs., Mckenna Memorial
	Hospital Project Rev., 6.25%, 2/1/32	Baa2/BBB	2,914,191
5,000	Dallas Area Rapid Transit Rev.,
	5.00%, 12/1/31 (AMBAC)	Aaa/AAA	5,202,250
20,000	Frisco Independent School Dist., GO,
	zero coupon, 8/15/34 (PSF-GTD)	Aaa/NR	4,728,800
5,250	Harris Cnty. Health Facs. Dev. Corp. Rev.,
	5.375%, 2/15/26, Ser. A	NR/AA-	5,495,753
25,000	Harris Cnty. Senior Lien Toll Road Rev.,
	5.00%, 8/15/30 (FSA)	Aaa/AAA	26,103,750
19,750	Harris Cnty., GO, 5.125%, 8/15/31
	(Pre-refunded @ $100, 8/15/12) (a)	Aa1/AA+	22,042,185
7,500	Keller Independent School Dist., GO,
	4.875%, 8/15/31 (PSF-GTD)	Aaa/AAA	7,626,150
3,170	Little Elm Independent School Dist., GO,
	5.30%, 8/15/29, Ser. A (PSF-GTD)	NR/AAA	3,423,283
6,250	North Dallas Thruway Auth. Rev.,
	4.75%, 1/1/29, (FGIC)	Aaa/AAA	6,344,187

10 PIMCO Municipal Income Funds II Annual Report | 5.31.05

PIMCO Municipal Income Fund II Schedule of Investments
May 31, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

	Texas—(continued)
$ 5,000	Quinlan Independent School Dist., GO,
	5.10%, 2/15/32, (PSF-GTD)	Aaa/NR	$5,233,350
14,000	State Affordable Housing Corp. Multifamily Housing Rev.,
	5.40%, 9/1/22, Ser. A (MBIA)	Aaa/AAA	14,175,560
	State Turnpike Auth. Central Turnpike System Rev.,
10,000	zero coupon, 8/15/19, Ser. A (AMBAC)	Aaa/AAA	5,382,600
8,880	5.00%, 8/15/42, Ser. A (AMBAC)	Aaa/AAA	9,199,591
	State Water Financial Assistance, GO,
3,250	5.00%, 8/1/36	Aa1/AA	3,388,775
1,650	5.25%, 8/1/35	Aa1/AA	1,756,920
8,000	Wichita Falls Water & Sewer Rev.,
	5.00%, 8/1/27 (AMBAC)	Aaa/AAA	8,361,520

			144,126,489

	Virginia—0.5%
	Fredericksburg Industrial Dev. Medicorp Health System Rev.,
2,500	5.125%, 6/15/33, Ser. B	A3/NR	2,565,975
4,000	5.25%, 6/15/27, Ser. B	A3/NR	4,157,080

			6,723,055

	Washington—0.4%
5,000	Tacoma Sewer Rev., 5.00%, 12/1/31, Ser. A (FGIC)	Aaa/AAA	5,205,100

	Wisconsin—0.9%
	Badger Tobacco Asset Securitization Corp. Rev.,
1,125	6.00%, 6/1/17	Baa3/BBB	1,167,199
9,050	6.125%, 6/1/27	Baa3/BBB	9,411,457
1,000	State Health & Educational Facs. Auth. Rev.,
	5.375%, 10/1/30	NR/AA-	1,045,150

			11,623,806

	Total Municipal Bonds & Notes (cost-$1,105,446,363)		1,204,718,647

VARIABLE RATE NOTES (c) (d)—10.1%
	Alabama—1.6%
9,000	Birmingham Waterworks & Sewer Board Rev.,
	7.28%, 1/1/33, Ser. 947(MBIA) (b)	Aaa/NR	10,263,420
6,675	Jefferson Cnty. Sewer Rev.,
	9.96%, 2/1/36, Ser. 352 (FGIC) (b)	Aaa/NR	8,558,285
2,100	Montgomery Special Care Fac., Financing Auth. Rev.,
	9.17%, 11/15/29, Ser. 435 (MBIA) (b)	Aaa/NR	2,352,273

			21,173,978

	Colorado—0.2%
2,813	Denver City & Cnty. Airport Rev.,
	10.34%, 11/15/25, Ser. 425 (FSA) (b)	Aaa/NR	3,236,400

	Florida—0.6%
2,228	Orange Cnty. School Board, CP,
	10.31%, 8/1/24, Ser. 328 (MBIA) (b)	Aaa/NR	2,767,713
4,051	State Governmental Utilities Auth. Rev.,
	10.31%, 10/1/29, Ser. 327 (AMBAC) (b)	Aaa/NR	4,779,311

			7,547,024

5.31.05 | PIMCO Municipal Income Funds II Annual Report 11

PIMCO Municipal Income Fund II Schedule of Investments
May 31, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

	Illinois—1.3%
	Chicago, GO,
$ 4,450	7.01%, 1/1/28, Ser. 332 (MBIA) (b)	Aaa/NR	$5,030,280
3,300	10.84%, 1/1/40, Ser. 426 (FGIC) (b)	Aaa/NR	4,294,521
1,932	Cook Cnty., GO, 9.17%, 11/15/28, Ser. 403 (FGIC) (b)	Aaa/NR	2,316,236
5,000	State, GO, 7.28%, 4/1/27, Ser. 783 (FSA) (b)	Aaa/NR	5,758,400

			17,399,437

	Louisiana—0.3%
4,000	Tobacco Settlement Financing Corp. Rev.,
	7.642%, 5/15/39 (b)	NR/NR	4,079,120

	Massachusetts—2.8%
2,100	Boston Water & Sewer Community Rev.,
	9.20%, 11/1/28, Ser. 434 (FGIC) (b)	Aaa/NR	2,457,252
	State Turnpike Auth. Rev.,
14,163	6.79%, 1/1/39, Ser. 335 (AMBAC) (b)	Aaa/NR	15,072,582
11,049	9.20%, 1/1/37, Ser. 334 (MBIA) (b)	Aaa/NR	12,314,000
4,500	9.20%, 1/1/37, Ser. 489 (MBIA) (b)	NR/AAA	5,015,205
2,420	State, GO, 12.52%, 11/1/30, Ser. 785 (FGIC-TCRS) (b)	Aaa/NR	3,627,338

			38,486,377

	Nevada—0.3%
3,300	State, GO, 9.13%, 5/15/28, Ser. 344 (FGIC) (b)	Aaa/NR	3,553,737

	New Mexico—0.2%
2,000	State Finance Auth., Transportation Rev.,
	6.78%, 6/15/12, Ser. 949 (AMBAC) (b)	Aaa/NR	2,407,840

	Ohio—0.2%
1,975	Hamilton Cnty. Sales Tax Rev.,
	10.40%, 12/1/27, Ser. 356 (MBIA) (b)	Aaa/NR	2,354,990

	Pennsylvania—0.7%
3,050	Philadelphia Auth. Industrial Dev. Rev., Doubletree,
	6.50%, 10/1/27	NR/NR	3,168,554
	Philadelphia School Dist., GO,
2,505	8.29%, 4/1/27, Ser. 345 (MBIA) (b)	Aaa/NR	2,662,389
4,016	8.34%, 4/1/27, Ser. 496 (MBIA) (b)	NR/AAA	4,267,794

			10,098,737

	Tennessee—0.5%
6,000	Memphis Electric System Rev.,
	6.78%, 12/1/11, Ser. 880 (MBIA) (b)	Aaa/NR	7,110,480

	Texas—1.1%
3,075	Denton Utility System Rev.,
	10.87%, 12/1/29, Ser. 428 (MBIA) (b)	Aaa/NR	3,644,613
1,650	Houston Airport System Rev.,
	9.06%, 7/1/25, Ser. 404 (FGIC) (b)	Aaa/NR	1,809,225
	Houston Water & Sewer System Rev.,
2,750	10.37%, 12/1/28, Ser. 427 (FSA) (b)	Aaa/NR	3,639,680
3,838	11.37%, 12/1/30, Ser. 495 (FGIC) (b)	NR/AAA	5,435,895

			14,529,413

12 PIMCO Municipal Income Funds II Annual Report | 5.31.05

PIMCO Municipal Income Fund II Schedule of Investments
May 31, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

	Washington—0.3%
$ 4,550	Central Puget Sound Regional Transit Auth. Sales
	Tax & Motor Rev., 6.26%, 2/1/28, (FGIC) (b)	Aaa/NR	$4,757,935

	Total Variable Rate Notes (cost-$116,574,916)		136,735,468

U.S. TREASURY BILLS (e)—1.2%
16,130	2.748%-3.058%, 6/2/05-9/15/05 (cost-$16,062,313)	Aaa/AAA	16,062,447

	Total Investments before options written (cost-$1,238,083,592)—100.2%		1,357,516,562

CALL OPTIONS WRITTEN (f)—(0.2%)
Contracts

	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
(676)	Strike price $112.00, expires 8/26/05		(1,278,063)
(1,404)	Strike price $113.00, expires 8/26/05		(1,776,937)

	Total Call Options Written (premiums received-$2,097,615)		(3,055,000)

PUT OPTION WRITTEN (f)—(0.0%)
	U.S. Treasury Bond Futures, Chicago Board of Trade,
(285)	Strike price $113.00, expires 8/26/05 (premium
	received-($150,480))		(120,234)

	Total Options Written (premiums received-$2,248,095)		(3,175,234)

	Total Investments net of options written
	(cost-$1,235,835,497)—100.0%		$1,354,341,328

See accompanying Notes to Financial Statements | 5.31.05 | PIMCO Municipal Income Funds II Annual Report 13

PIMCO California Municipal Income Fund II Schedule of Investments
May 31, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

CALIFORNIA MUNICIPAL BONDS & NOTES—86.0%
	Association of Bay Area Governments Finance Auth. Rev.,
	Odd Fellows Home,
$ 5,300	5.20%, 11/15/22	NR/A	$5,553,022
26,000	5.35%, 11/15/32	NR/A	27,655,680
2,000	ABC Unified School Dist., GO,
	zero coupon, 8/1/23, Ser. B (FGIC)	Aaa/AAA	852,640
1,000	Alpine Union School Dist., GO,
	zero coupon, 8/1/24, Ser. B (FSA)	Aaa/AAA	412,130
8,115	Anaheim City School Dist., GO, 5.00%, 8/1/26 (FGIC)	Aaa/AAA	8,610,340
23,000	Bakersfield, CP, zero coupon, 4/15/21	NR/AAA	11,247,000
1,945	Bay Area Govt. Assoc. Improvement Board
	Act 1915, Special Assessment,
	6.30%, 9/2/25, Ser. 1999-1	NR/NR	2,053,453
2,000	Bay Area Govt. Assoc. Lease Rev., 5.00%, 7/1/32,
	Ser. 2002-1 (AMBAC)	Aaa/AAA	2,104,400
1,085	Capistrano Unified School Dist., Community Fac.
	Dist. Special Tax,
	5.70%, 9/1/20 (Pre-refunded @ $102, 9/1/09) (a)	NR/NR	1,219,540
2,300	Ceres Unified School Dist., GO,
	zero coupon, 8/1/27 (FGIC)	Aaa/AAA	678,408
	Chula Vista Special Tax,
1,160	6.05%, 9/1/25	NR/NR	1,194,788
2,500	6.10%, 9/1/32	NR/NR	2,585,375
1,825	6.15%, 9/1/26	NR/NR	1,931,087
4,380	6.20%, 9/1/33	NR/NR	4,637,106
	Clovis Unified School Dist., GO,
2,000	zero coupon, 8/1/23, Ser. B (FGIC)	Aaa/AAA	852,640
3,535	zero coupon, 8/1/25, Ser. B (FGIC)	Aaa/AAA	1,350,547
2,500	zero coupon, 8/1/27, Ser. B (FGIC)	Aaa/AAA	855,125
1,410	Community College Financing Auth. Lease Rev.,
	5.00%, 8/1/27, Ser. A (AMBAC)	Aaa/AAA	1,493,176
	Corona-Norco Unified School Dist., Public
	Financing Auth. Special Tax,
210	5.55%, 9/1/15, Ser. A	NR/NR	214,752
305	5.65%, 9/1/16, Ser. A	NR/NR	312,061
160	5.75%, 9/1/17, Ser. A	NR/NR	164,270
530	6.00%, 9/1/20, Ser. A	NR/NR	546,244
1,000	6.00%, 9/1/25, Ser. A	NR/NR	1,028,840
4,150	6.10%, 9/1/32, Ser. A	NR/NR	4,284,211
1,110	Corona-Norco Unified School Dist., Special Tax,
	5.10%, 9/1/25 (AMBAC)	Aaa/AAA	1,171,061
2,800	Cotati Redev. Agcy. Tax Allocation,
	5.00%, 9/1/31, Ser. A (MBIA)	Aaa/AAA	2,906,148
3,000	Dinuba Financing Authority Lease Rev.,
	5.10%, 8/1/32 (MBIA)	Aaa/AAA	3,170,670
3,475	Educational Facs. Auth. Rev., Loyola Marymount Univ.,
	zero coupon, 10/1/34, (MBIA)	Aaa/NR	814,123

14 PIMCO Municipal Income Funds II Annual Report | 5.31.05

PIMCO California Municipal Income Fund II Schedule of Investments
May 31, 2005

Principal Amount (000)	Credit Rating (Moody’s/S&P)*	Value

	Empire Union School Dist. Special Tax,
$ 1,560	zero coupon, 10/1/30 (AMBAC)	Aaa/AAA	$442,198
1,265	zero coupon, 10/1/32 (AMBAC)	Aaa/AAA	323,726
1,000	Escondido Union School Dist., GO,
	zero coupon, 8/1/27 (FSA)	Aaa/AAA	342,050
2,440	Eureka Union School Dist., GO,
	zero coupon, 8/1/27 (FSA)	Aaa/AAA	834,602
	Foothill Eastern Corridor Agcy. Toll Road Rev.,
1,500	zero coupon, 1/15/27 (MBIA-IBC)	Aaa/AAA	1,344,375
7,100	zero coupon, 1/1/25, Ser. A	Aaa/AAA	2,953,884
3,270	zero coupon, 1/1/26, Ser. A	Aaa/AAA	1,293,023
3,780	zero coupon, 1/1/28, Ser. A	Aaa/AAA	1,341,900
17,860	zero coupon, 1/1/30, Ser. A	Aaa/AAA	5,633,758
400	Franklin-Mckinley School Dist., GO,
	5.00%, 8/1/27, Ser. B (FSA)	Aaa/AAA	425,020
	Golden State Tobacco Securitization Corp.,
	Tobacco Settlement Rev.,
11,700	6.25%, 6/1/33, Ser. 2003-A-1	Baa3/BBB	12,377,664
36,200	6.75%, 6/1/39, Ser. 2003-A-1	Baa3/BBB	39,461,620
	Health Facs. Finance Auth. Rev.,
5,500	5.125%, 1/1/22 (CA Mtg. Ins.)	NR/A	5,849,085
3,875	5.25%, 1/1/26 (CA Mtg. Ins.)	NR/A	4,105,640
2,115	5.375%, 11/1/20 (CA Mtg. Ins.)	NR/A	2,274,111
565	Health Facs. Finance Auth. Rev., Catholic Healthcare Facs.,
	5.00%, 7/1/28, Ser. A	Baa1/A-	571,537
1,750	Huntington Beach Community Facs. Dist. Special Tax,
	6.30%, 9/1/32	NR/NR	1,804,407
2,080	Industry Urban Dev. Agcy. Tax Allocation,
	4.75%, 5/1/21 (MBIA)	Aaa/AAA	2,136,659
7,000	Irvine Improvement Board Act 1915, Special Assessment,
	5.70%, 9/2/26	NR/NR	7,216,230
1,900	Jurupa Unified School Dist., GO,
	zero coupon, 5/1/27 (FGIC)	Aaa/AAA	649,895
2,450	Kings Canyon JT Unified School Dist., GO,
	zero coupon, 8/1/27 (FGIC)	Aaa/AAA	838,022
5,300	Livermore-Amador Valley Water Management Agcy. Rev.,
	5.00%, 8/1/31, Ser. A (AMBAC)	Aaa/AAA	5,527,794
5,935	Long Beach Unified School Dist., GO,
	5.00%, 8/1/27, Ser. C (MBIA)	Aaa/NR	6,211,808
	Los Angeles, CP,
9,895	5.00%, 2/1/27 (MBIA)	Aaa/AAA	10,385,396
2,685	5.00%, 10/1/27, Ser. AU (MBIA)	Aaa/AAA	2,829,507
7,200	Los Angeles, Wastewater System Rev.,
	5.00%, 6/1/30, Ser. A (FGIC)	Aaa/AAA	7,550,424
1,000	Manhattan Beach Unified School Dist., GO,
	zero coupon, 9/1/25 (FGIC)	Aaa/AAA	380,530
7,295	Manteca Redev. Agcy. Tax Allocation,
	5.00%, 10/1/32 (FSA)	Aaa/AAA	7,706,511

5.31.05 | PIMCO Municipal Income Funds II Annual Report 15

PIMCO California Municipal Income Fund II Schedule of Investments
May 31, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

	Manteca Unified School Dist. Special Tax,
$ 2,365	zero coupon, 9/1/25 (MBIA)	Aaa/AAA	$891,108
5,330	5.00%, 9/1/29, Ser. C (MBIA)	Aaa/AAA	5,586,853
4,000	Merced Cnty., CP, 5.00%, 6/1/32 (AMBAC)	Aaa/NR	4,177,400
	Modesto Elementary School Dist. Stanislaus Cnty., GO,
2,615	zero coupon, 8/1/23, Ser. A (FGIC)	Aaa/AAA	1,104,968
2,705	zero coupon, 8/1/24, Ser. A (FGIC)	Aaa/AAA	1,083,948
2,000	zero coupon, 5/1/27, Ser. A (FGIC)	Aaa/AAA	685,060
2,150	Modesto High School Dist. Stanislaus Cnty., GO,
	zero coupon, 8/1/26, Ser. A (FGIC)	Aaa/AAA	778,278
1,000	Modesto Public Financing Auth. Lease Rev.,
	5.00%, 9/1/29 (AMBAC)	Aaa/AAA	1,057,040
2,385	Monrovia Financing Auth. Lease Rev.,
	5.125%, 12/1/31 (AMBAC)	Aaa/AAA	2,550,495
	Montebello Unified School Dist., GO,
1,500	zero coupon, 8/1/24 (FGIC)	Aaa/AAA	606,735
2,830	zero coupon, 8/1/25 (FGIC)	Aaa/AAA	1,081,201
2,775	zero coupon, 8/1/27 (FGIC)	Aaa/AAA	949,189
1,485	zero coupon, 8/1/24 (FSA)	Aaa/AAA	600,668
2,400	Morgan Hill Unified School Dist., GO,
	zero coupon, 8/1/23 (FGIC)	Aaa/AAA	1,023,168
1,500	Mountain View-Whisman School Dist., GO,
	5.00%, 6/1/27, Ser. D (MBIA)	Aaa/AAA	1,592,280
1,800	Murrieta Redev. Agcy. Tax Allocation,
	5.00%, 8/1/32 (MBIA)	Aaa/AAA	1,900,062
3,245	Newark Unified School Dist., GO,
	zero coupon, 8/1/26, Ser. D (FSA)	Aaa/AAA	1,174,658
	Oakland Redev. Agcy. Tax Allocation,
1,395	5.25%, 9/1/27	NR/A-	1,452,488
2,185	5.25%, 9/1/33	NR/A-	2,270,718
1,000	Orange Cnty. Community Facs. Dist. Special Tax,
	6.00%, 8/15/25, Ser. A	NR/NR	1,068,560
12,000	Orange Cnty. Sanitation Dist., CP, 5.25%, 2/1/30 (FGIC)	Aaa/AAA	12,939,720
	Palmdale Community Redev. Agcy. Tax Allocation,
1,230	zero coupon, 12/1/30 (AMBAC)	Aaa/AAA	350,095
1,230	zero coupon, 12/1/31 (AMBAC)	Aaa/AAA	332,395
1,225	zero coupon, 12/1/32 (AMBAC)	Aaa/AAA	315,095
1,750	Paramount Unified School Dist., GO,
	zero coupon, 9/1/23, Ser. B (FSA)	Aaa/AAA	743,138
	Perris Public Financing Auth. Rev. Tax Allocation,
1,190	4.75%, 10/1/23, Ser. B (MBIA)	Aaa/AAA	1,238,147
780	5.375%, 10/1/20, Ser. C	NR/BBB	824,164
1,800	5.625%, 10/1/31, Ser. C	NR/BBB	1,920,240
10,150	Placer Union High School Dist., GO,
	zero coupon, 8/1/33 (FSA)	Aaa/AAA	2,519,332

16 PIMCO Municipal Income Funds II Annual Report | 5.31.05

PIMCO California Municipal Income Fund II Schedule of Investments
May 31, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

	Poway Unified School Dist. Special Tax,
$ 1,500	5.50%, 9/1/25	NR/NR	$1,518,015
3,000	5.60%, 9/1/33	NR/NR	3,042,270
1,000	5.65%, 9/1/25	NR/NR	1,012,680
2,200	5.70%, 9/1/32	NR/NR	2,227,852
1,000	6.05%, 9/1/25	NR/NR	1,047,990
5,500	6.125%, 9/1/33	NR/NR	5,705,480
2,000	Rancho Cucamonga Community Facs. Dist. Special Tax,
	6.375%, 9/1/31, Ser. A	NR/NR	2,078,500
1,500	Richmond Wastewater Rev., zero coupon, 8/1/30 (FGIC)	Aaa/AAA	434,025
3,510	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	NR/AAA	3,686,272
	Rocklin Unified School Dist., GO,
5,000	zero coupon, 8/1/24 (FGIC)	Aaa/AAA	2,022,450
4,000	zero coupon, 8/1/25 (FGIC)	Aaa/AAA	1,528,200
4,000	zero coupon, 8/1/26 (FGIC)	Aaa/AAA	1,447,960
4,500	zero coupon, 8/1/27 (FGIC)	Aaa/AAA	1,539,225
	Roseville Redev. Agcy. Tax Allocation,
3,730	5.00%, 9/1/27 (MBIA)	Aaa/AAA	3,944,475
3,365	5.00%, 9/1/32 (MBIA)	Aaa/AAA	3,543,379
2,155	5.00%, 9/1/33 (MBIA)	Aaa/AAA	2,267,857
	Sacramento City Financing Auth. Rev.,
4,835	6.25%, 9/1/23, Ser. A	NR/NR	5,047,305
4,500	5.00%, 12/1/32, Ser. A (FSA)	Aaa/AAA	4,711,725
12,490	Sacramento Cnty. Airport Syst. Rev.,
	5.00%, 7/1/32, Ser. A (FSA)	Aaa/AAA	13,049,177
	San Diego Cnty. Water Auth. Water Rev., CP,
8,285	5.00%, 5/1/28, Ser. A (MBIA)	Aaa/AAA	8,726,922
8,000	5.00%, 5/1/29, Ser. A (MBIA)	Aaa/AAA	8,411,280
	San Diego Public Facs. Financing Auth. Lease Rev.,
1,000	5.00%, 5/15/29, Ser. A (FGIC)	Aaa/AAA	1,043,990
1,500	5.00%, 4/1/32 (MBIA)	Aaa/AAA	1,565,070
14,000	San Diego Public Facs. Financing Auth. Water Rev.,
	5.00%, 8/1/32, (MBIA)	Aaa/AAA	14,632,800
	San Francisco City & Cnty. Airport Community,
	Int'l Airport Rev.,
5,585	4.50%, 5/1/28, Ser. 15B (MBIA)	Aaa/AAA	5,607,731
20,300	5.00%, 5/1/32, Ser. 28B (MBIA)	Aaa/AAA	21,190,358
10,405	San Joaquin Hills Transportation Corridor Agcy.
	Toll Road Rev.,
	zero coupon, 1/1/25	Aaa/AAA	4,328,896
10,190	San Jose, GO, 5.125%, 9/1/31	Aa1/AA+	10,742,400
	San Juan Unified School Dist., GO,
1,770	zero coupon, 8/1/23 (FSA)	Aaa/AAA	754,586
6,105	zero coupon, 8/1/26 (FSA)	Aaa/AAA	2,209,949
4,835	San Mateo Foster City School Dist., GO,
	5.10%, 8/1/31 (FGIC)	Aaa/AAA	5,122,924
2,300	San Mateo Union High School Dist., GO,
	zero coupon, 9/1/20 (FGIC)	Aaa/AAA	1,149,816

5.31.05 | PIMCO Municipal Income Funds II Annual Report 17

PIMCO California Municipal Income Fund II Schedule of Investments
May 31, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

$ 1,730	San Rafael City High School Dist., GO,
	5.00%, 8/1/27, Ser. B (FSA)	Aaa/AAA	$1,826,776
3,280	San Rafael Elementary School Dist., GO,
	5.00%, 8/1/27, Ser. B (FSA)	Aaa/AAA	3,463,483
	Santa Clara Unified School Dist., GO,
2,755	5.00%, 7/1/25 (MBIA)	Aaa/AAA	2,926,774
2,895	5.00%, 7/1/26 (MBIA)	Aaa/AAA	3,070,003
3,040	5.00%, 7/1/27 (MBIA)	Aaa/AAA	3,208,416
1,260	Santa Cruz Cnty., CP, 5.25%, 8/1/32	A3/NR	1,337,036
	Santa Margarita Water Dist. Special Tax,
2,000	6.00%, 9/1/30	NR/NR	2,149,120
3,000	6.25%, 9/1/29	NR/NR	3,216,450
	Saugus Hart School Facs. Financing Auth. Special Tax,
1,140	6.10%, 9/1/32	NR/NR	1,179,877
2,290	6.125%, 9/1/33	NR/NR	2,370,036
1,000	Shasta Union High School Dist., GO,
	zero coupon, 8/1/24 (FGIC)	Aaa/AAA	404,490
2,745	South Tahoe JT Powers Parking Financing Auth. Rev.,
	7.00%, 12/1/27, Ser. A	NR/NR	2,748,761
1,800	Southern Mono Health Care Dist., GO,
	zero coupon, 8/1/26 (MBIA)	Aaa/AAA	638,262
	State Department of Water Resources Rev.,
4,500	5.00%, 12/1/15, Ser. AC (MBIA)	Aaa/AAA	5,014,350
900	5.00%, 12/1/25, Ser. AC (MBIA)	Aaa/AAA	968,310
35,000	State Economic Recovery, GO, 5.00%, 7/1/11,
	Ser. A (MBIA)	Aaa/AAA	38,535,000
200	State Infrastructure & Economic Dev. Bk. Rev., Bay Area Toll,
	5.00%, 7/1/36, (AMBAC)	Aaa/AAA	211,278
9,605	State Public Works Board Lease Rev.,
	5.00%, 10/1/22, Ser. A (FSA)	Aaa/AAA	10,134,428
1,710	State Univ. Rev., 5.00%, 11/1/33, Ser. A (AMBAC)	Aaa/AAA	1,794,064
1,000	State Univ. Rev. & Colleges, 5.00%, 11/1/13, Ser. A (FSA)	Aaa/AAA	1,118,490
	Statewide Community Dev. Auth. Rev.,
2,770	5.50%, 11/1/32, Ser. A	A3/A+	2,941,020
9,700	5.50%, 11/15/33, (CA ST Mtg.)	NR/A	10,517,225
3,000	6.75%, 10/1/30	NR/NR	3,186,240
3,555	6.75%, 7/1/32 (g)	NR/NR	3,868,764
1,170	Statewide Community Dev. Auth., CP, 6.10%, 11/1/15 (g)	NR/NR	1,175,499
1,795	Statewide Financing Auth. Tobacco Settlement Rev.,
	5.625%, 5/1/29	Baa3/NR	1,807,655
7,750	Tamalpais Union High School Dist., GO,
	5.00%, 8/1/27, (FSA)	Aaa/AAA	8,208,258
	Tobacco Securization Agcy. Rev.,
4,335	5.625%, 6/1/23	Baa3/BBB	4,342,153
1,800	5.875%, 6/1/43, Ser. A	Baa3/NR	1,817,946
10,000	6.00%, 6/1/35	Baa3/BBB	10,199,900
4,500	6.00%, 6/1/42	Baa3/NR	4,576,950
995	Tracy Community Facs. Dist. Special Tax, 6.00%, 9/1/27	NR/NR	1,022,492
6,250	University Rev., 5.00%, 5/15/11, Ser. A (AMBAC)	Aaa/AAA	6,887,063

18 PIMCO Municipal Income Funds II Annual Report | 5.31.05

PIMCO California Municipal Income Fund II Schedule of Investments
May 31, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

$ 10,000	Ventura Cnty. Community College Dist., GO, 5.00%, 8/1/27,
	Ser. A (MBIA)	Aaa/AAA	$10,625,500
1,555	Ventura Unified School Dist., GO, 5.00%, 8/1/32,
	Ser. F (FSA)	Aaa/AAA	1,640,012
2,000	Vernon Electric System Rev., 5.50%, 4/1/33,
	(Pre-refunded @ $100, 4/1/08) (a)	Aaa/NR	2,145,740
	Victor Elementary School Dist., GO,
1,125	zero coupon, 8/1/24, Ser. A (FGIC)	Aaa/AAA	455,051
2,410	zero coupon, 8/1/26, Ser. A (FGIC)	Aaa/AAA	872,396
1,000	Vista Unified School Dist., GO,
	zero coupon, 8/1/26, Ser. A (FSA)	Aaa/AAA	361,990
	West Contra Costa University School Dist., GO,
2,740	5.00%, 8/1/26, Ser. A (MBIA)	Aaa/AAA	2,871,465
2,690	5.00%, 8/1/28, Ser. A (MBIA)	Aaa/AAA	2,814,170
1,890	5.00%, 8/1/31, Ser. A (MBIA)	Aaa/AAA	1,968,303
3,375	Westlands Water Dist. Rev., CP, 5.00%, 9/1/34 (MBIA)	Aaa/AAA	3,544,493
2,000	William S. Hart JT School Financing Auth. Rev.,
	5.625%, 9/1/34	NR/BBB+	2,138,900
2,110	Yuba City Unified School Dist., GO,
	zero coupon, 9/1/25 (FGIC)	Aaa/AAA	802,918

	Total California Municipal Bonds & Notes
	(cost-$559,699,779)		597,976,482

OTHER MUNICIPAL BONDS & NOTES—4.4%
	New York—0.6%
3,250	State Dormitory Auth. Rev., 6.25%, 8/15/15 (FHA)	Aa2/AAA	3,823,333

	Puerto Rico—0.7%
2,000	Electric Power Auth. Power Rev., 5.125%, 7/1/29, Ser. NN	A3/A-	2,125,560
2,505	Public Building Auth. Rev., 5.00%, 7/1/36, Ser. I (GTD)	Baa2/BBB	2,627,870

			4,753,430

	Tennessee—1.3%
8,535	Memphis Electric System Rev., 5.00%, 12/1/16, Ser. A (MBIA)	Aaa/AAA	9,285,568

	Texas—1.8%
11,170	State Univ. Rev., 5.25%, 8/15/12, Ser. A	Aaa/AAA	12,486,943

	Total Other Municipal Bonds & Notes (cost-$29,654,967)		30,349,274

CALIFORNIA VARIABLE RATE NOTES (b) (c) (d)—5.2%
4,238	Los Angeles Dept. of Water & Power, Waterworks Rev.,
	10.90%, 7/1/41, Ser. 754 (FGIC-TCRS)	Aaa/NR	4,996,351
1,875	Modesto Public Financing Auth. Lease Rev.,
	10.43%, 9/1/29, Ser. 354 (AMBAC)	Aaa/NR	2,302,800
4,952	Oakland, GO, 10.43%, 1/15/32, Ser. 756 (FGIC)	Aaa/NR	5,677,241
1,944	San Diego Unified School Dist., GO,
	10.43%, 7/1/27, Ser. 758 (FGIC)	Aaa/NR	2,710,325
2,287	San Jose Unified School Dist. Santa Clara Cnty., GO,
	10.43%, 8/1/27, Ser. 761 (FSA)	Aaa/NR	2,828,540

5.31.05 | PIMCO Municipal Income Funds II Annual Report 19

PIMCO California Municipal Income Fund II Schedule of Investments
May 31, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

$ 3,742	San Jose, GO, 10.43%, 9/1/32, Ser. 760 (MBIA)	Aaa/NR	$4,568,994
10,000	Statewide Financing Auth. Rev., 7.904%, 5/1/37	NR/NR	10,394,800
2,500	University Rev., 10.43%, 9/1/28, Ser. 762 (FGIC)	Aaa/NR	3,014,925

	Total California Variable Rate Notes (cost-$31,726,324)		36,493,976

OTHER VARIABLE RATE NOTES (d)—2.6%
	Puerto Rico—2.6%
11,000	Public Building Auth. Rev., 5.00%, 7/1/36,
	Ser. J (AMBAC-GTD)	Aaa/AAA	12,120,460
5,300	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A	Baa3/BBB	5,935,947

	Total Other Variable Rate Notes (cost-$17,553,124)		18,056,407

CORPORATE NOTE (h) —0.5%
	Financial Services—0.5%
3,700	General Motors Acceptance Corp., 4.10%, 7/16/07
	(cost-$3,511,851)	Baa2/BB	3,479,114

CALIFORNIA VARIABLE RATE DEMAND NOTE (d) (i)—0.2%
1,500	Metropolitan Water Dist. of Southern California,
	Water Works Rev.,
	2.89%, 6/1/05, Ser. B-3 (cost-$1,500,000)	Aa2/A-1+	1,500,000

U.S. TREASURY BILLS (e) —1.4%
9,645	2.748%-3.058%, 6/2/05-9/15/05 (cost-$9,589,870)	Aaa/AAA	9,591,119

	Total Investments before options written (cost-$653,235,915)—100.3%		697,446,372

CALL OPTIONS WRITTEN (f)—(0.3%)
Contracts	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
(174)	Strike price $112, expires 8/26/05		(328,969)
(1,442)	Strike price $113, expires 8/26/05		(1,825,031)

	Total Call Options Written (premiums received-$1,465,061)		(2,154,000)

PUT OPTIONS WRITTEN (f)—(0.0%)
	U.S. Treasury Bond Futures, Chicago Board of Trade,
(775)	Strike price $113, expires 8/26/05 (premium
	received-$448,512)		(326,953)

	Total Options Written (premiums received-$1,913,573)		(2,480,953)

	Total Investments net of options written (cost-$651,322,342)—100.0%		694,965,419

20 PIMCO Municipal Income Funds II Annual Report | 5.31.05 | See accompanying Notes to Financial Statements

PIMCO New York Municipal Income Fund II Schedule of Investments
May 31, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

NEW YORK MUNICIPAL BONDS & NOTES—77.2%
	Buffalo Municipal Water Finance Auth., Water System Rev.,
$ 250	5.00%, 7/1/27, Ser. B (FSA)	Aaa/AAA	$264,165
1,000	5.125%, 7/1/32, Ser. B (FSA)	Aaa/AAA	1,059,240
5,000	City of New York, GO, 5.00%, 6/1/33, Ser. O	A1/A+	5,261,150
5,000	Dormitory Auth. Rev., Rochester General Hospital,
	5.00%, 12/1/35 (Radian) (j)	Aa3/AA	5,215,800
10,000	Erie Cnty. Tobacco Asset Securitization Corp. Rev.,
	6.50%, 7/15/32, Class A	Ba1/BBB	10,561,500
	Metropolitan Transportation Auth. Rev.,
1,850	5.00%, 11/15/30, Ser. A (FSA)	Aaa/AAA	1,946,219
10,000	5.25%, 11/15/31, Ser. E	A2/A	10,672,100
7,000	Metropolitan Transportation Auth. Service Contract Rev.,
	5.35%, 7/1/31, Ser. B	A2/AAA	7,492,660
4,000	New York City, GO, 5.00%, 3/1/33, Ser. I	A1/A+	4,169,120
	New York City Health & Hospital Corp. Rev.,
1,100	5.375%, 2/15/26, Ser. A	A2/BBB+	1,153,119
2,000	5.45%, 2/15/26, Ser. A	A2/BBB+	2,115,820
	New York City Industrial Dev. Agcy., Civic Fac. Rev.,
1,500	5.00%, 7/1/27	Aa2/NR	1,599,075
1,240	6.45%, 7/1/32	Ba3/NR	1,257,757
1,000	New York City Industrial Dev. Agcy. Rev.,
	4.95%, 11/20/32 (GNMA)	NR/AA+	1,046,430
3,055	New York City Municipal Water Finance Auth.,
	Water & Sewer System Rev.,
	4.75%, 6/15/25, Ser. D (MBIA-IBC)	Aaa/AAA	3,120,102
10,000	New York City Transitional Finance Auth. Rev.,
	5.00%, 11/1/27, Ser. B	Aa1/AAA	10,524,100
3,600	Port Auth. New York & New Jersey Rev.,
	5.00%, 4/15/32, Ser. 125 (FSA)	Aaa/AAA	3,808,188
	Sachem Central School Dist. of Holbrook, GO,
3,445	5.00%, 6/15/28 (MBIA)	Aaa/AAA	3,657,763
2,895	5.00%, 6/15/29 (MBIA)	Aaa/AAA	3,069,713
7,500	State Dormitory Auth. Lease Rev., State Univ. Dormitory Facs.,
	5.00%, 7/1/32, (Pre-refunded @ $100, 7/1/12) (a)	A1/AA-	8,323,725
2,600	State Dormitory Auth. Rev., Catholic Health of Long Island,
	5.10%, 7/1/34	Baa1/BBB	2,685,748
2,000	State Dormitory Auth. Rev., Kaleida Health Hospital,
	5.05%, 2/15/25 (FHA)	NR/AAA	2,134,720
5,300	State Dormitory Auth. Rev., Lenox Hill Hospital,
	5.50%, 7/1/30	Baa2/NR	5,513,749
1,400	State Dormitory Auth. Rev., Long Island Univ.,
	5.25%, 9/1/28 (Radian)	Baa3/AA	1,480,542
1,500	State Dormitory Auth. Rev., Memorial Sloan-Kettering Center,
	5.00%, 7/1/34, Ser. 1	Aa2/AA	1,556,445
8,850	State Dormitory Auth. Rev., North General Hospital,
	5.00%, 2/15/25	NR/AA-	9,228,337
3,225	State Dormitory Auth. Rev., NY & Presbyterian Hospital,
	4.75%, 8/1/27 (AMBAC-FHA)	Aaa/AAA	3,292,370

5.31.05 | PIMCO Municipal Income Funds II Annual Report 21

PIMCO New York Municipal Income Fund II Schedule of Investments
May 31, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

$ 5,000	State Dormitory Auth. Rev., Saint Barnabas Hospital,
	5.00%, 2/1/31, Ser. A (FHA-AMBAC)	Aaa/AAA	$5,216,600
8,600	State Dormitory Auth. Rev., State Personal Income Tax,
	5.00%, 3/15/32 (Pre-refunded @ $100, 3/15/13) (a)	A1/AA	9,546,086
1,250	State Dormitory Auth. Rev., Student Housing Corp.,
	5.125%, 7/1/34 (FGIC)	Aaa/AAA	1,340,387
4,270	State Dormitory Auth. Rev., Teachers College,
	5.00%, 7/1/32 (MBIA)	Aaa/NR	4,477,138
2,000	State Dormitory Auth. Rev., Yeshiva Univ.,
	5.125%, 7/1/34 (AMBAC)	Aaa/NR	2,144,620
2,000	State Environmental Facs. Corp., State Clean Water
	& Drinking Rev.,
	5.125%, 6/15/31	Aaa/AAA	2,125,380
5,000	State Municipal Board Bank Agcy. Special School Purpose Rev.,
	5.00%, 6/1/23, Ser. C	NR/A+	5,255,400
6,100	State Urban Dev. Corp. Personal Income Tax Rev.,
	5.00%, 3/15/33, Ser. C-1 (Pre-refunded @ $100, 3/15/13) (a)	A1/AA	6,771,061
	TOB Settlement Asset Backed, Inc. Rev.,
25,000	5.75%, 7/15/32, Ser. 1	Baa3/BBB	25,539,250
10,000	6.375%, 7/15/39, Ser. 1	Baa3/BBB	10,402,900
4,700	Triborough Bridge & Tunnel Auth. Rev.,
	5.00%, 1/1/32, Ser. A (FGIC-TCRS)	Aaa/AAA	4,913,991
2,000	Warren & Washington Cnty. Industrial Dev. Agcy. Fac. Rev.,
	5.00%, 12/1/35, Ser. A (FSA)	Aaa/AAA	2,097,280
750	Westchester Cnty. Industrial Dev. Agcy. Continuing
	Care Retirement Rev.,
	6.50%, 1/1/34	NR/NR	785,993

	Total New York Municipal Bonds & Notes (cost-$181,700,563)		192,825,743

OTHER MUNICIPAL BONDS & NOTES—4.8%
	California—1.5%
	Alameda Unified School Dist., Alameda Cnty., GO,
3,500	zero coupon, 8/1/24, Ser. A (FSA)	Aaa/AAA	1,415,715
3,000	zero coupon, 8/1/25, Ser. A (FSA)	Aaa/AAA	1,146,150
3,130	Covina Valley Unified School Dist., GO,
	zero coupon, 6/1/25, Ser. B (FGIC)	Aaa/AAA	1,205,363

			3,767,228

	Colorado—0.0%
210	Dawson Ridge Metropolitan Dist. No. 1, GO,
	zero coupon, 10/1/22, Ser. A	Aaa/NR	93,891

	Puerto Rico—3.3%
5,675	Children Trust Fund Tobacco Settlement Rev.,
	5.625%, 5/15/43	Baa3/BBB	5,715,349
1,500	Commonwealth Highway & Transportation Auth. Rev.,
	5.25%, 7/1/38, Ser. D	Baa2/A	1,593,630
750	Electric Power Auth. Power Rev.,
	5.125%, 7/1/29, Ser. NN	A3/A-	797,085

			8,106,064

	Total Other Municipal Bonds & Notes (cost-$11,267,858)		11,967,183

22 PIMCO Municipal Income Funds II Annual Report | 5.31.05

PIMCO New York Municipal Income Fund II Schedule of Investments
May 31, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

NEW YORK VARIABLE RATE NOTES (b) (c) (d)—6.9%
$ 6,994	Long Island Power Auth. Electric System Rev.,
	11.43%, 12/1/26, Ser. 339 (MBIA-IBC)	Aaa/NR	$8,749,774
	New York City Municipal Water Finance Auth.,
	Water & Sewer System Rev.,
1,250	8.976%, 6/15/32 (g)	NR/NR	1,444,950
3,750	9.476%, 6/15/34 (g)	NR/NR	4,568,550
1,950	New York City Trust for Cultural Resources Rev.,
	9.001%, 2/1/34, (FGIC) (g)	NR/NR	2,392,026

	Total New York Variable Rate Notes (cost-$15,404,077)		17,155,300

OTHER VARIABLE RATE NOTES (c) (d)—1.9%
	California—1.0%
1,800	State Economic Recovery, GO, 13.495%, 1/1/10 (b)	Aa3/NR	2,615,670

	Puerto Rico—0.9%
1,900	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A	Baa3/BBB	2,127,981

	Total Other Variable Rate Notes (cost-$4,443,245)		4,743,651

NEW YORK VARIABLE RATE DEMAND NOTES (d) (i)—8.5%
7,000	Jay Street Development Corp. Lease Rev.,
	2.94%, 6/1/05, Ser. A-3	VMIG1/A-1+	7,000,000
2,500	Long Island Power Auth. Electric System Rev.,
	2.95%, 6/1/05, Ser. 1B	VMIG1/A-1+	2,500,000
2,805	Nassau Cnty. Industrial Dev. Agcy., Civic Fac. Rev.,
	2.95%, 6/1/05	NR/A-1+	2,805,000
1,000	New York City Municipal Water Finance Auth.,
	Water & Sewer Syst. Rev., 2.87%, 6/1/05, Ser. F-2	VMIG1/A-1+	1,000,000
	New York City Transitional Finance Auth. Rev.,
1,445	2.87%, 6/1/05, Ser. C4	VMIG1/A-1+	1,445,000
1,500	3.05%, 6/1/05, Ser. 3-3B	VMIG1/A-1+	1,500,000
	New York Local Government Assistance Corp. Rev.,
100	2.87%, 6/1/05, Ser. A (FGIC)	Aaa/A-1+	100,000
5,000	2.89%, 6/1/05, Ser. A (FSA)	Aaa/A-1+	5,000,000

	Total New York Variable Rate Demand Notes
	(cost-$21,350,000)		21,350,000

U.S. TREASURY BILLS (e)—1.1%
2,740	2.92%-3.058%, 6/2/05-9/15/05 (cost-$2,726,956)	Aaa/AAA	2,727,235

	Total Investments before options written (cost-$236,892,699)—100.4%		250,769,112

5.31.05 | PIMCO Municipal Income Funds II Annual Report 23

PIMCO New York Municipal Income Fund II Schedule of Investments
May 31, 2005

Contracts		Value

CALL OPTIONS WRITTEN (f)—(0.3%)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
(119)	Strike price $112, expires 8/26/05	$(224,984)
(425)	Strike price $113, expires 8/26/05	(537,891)

	Total Call Options Written (premiums received-$521,513)	(762,875)

PUT OPTION WRITTEN (f)—(0.1%)
(269)	U.S. Treasury Bond Futures, Chicago Board of Trade,
	Strike price $113, expires 8/26/05 (premium
	received-$155,657)	(113,484)

	Total Options Written (premiums received-$677,170)	(876,359)

	Total Investments net of options written (cost-$236,215,529)—100.0%	$249,892,753

Notes to Schedules of Investments:
*	Unaudited
(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.
(b)	144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.
(c)	Residual Interest/Tax Exempt Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(d)	Variable Rate Notes — Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(e)	All or partial amount segregated as initial margin on futures contracts.
(f)	Non-income producing.
(g)	Illiquid security.
(h)	Floating Rate Security — Interest rate shown is the rate in effect at May 31, 2005.
(i)	Maturity date shown is date of next put.
(j)	When-Issued security. To be delivered/settled after May 31, 2005.

Glossary:
AMBAC — insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins. — insured by California Mortgage Insurance
CA ST Mtg. — insured by California State Mortgage
CP — Certificates of Participation
FGIC — insured by Financial Guaranty Insurance Co.
FHA — Federal Housing Administration
FSA — insured by Financial Security Assurance, Inc.
GNMA — Government National Mortgage Association
GO — General Obligation Bond
GTD — Guaranteed
IBC — Insurance Bond Certificate
MBIA — insured by Municipal Bond Investors Assurance
NR — Not Rated
PSF — Public School Fund
Radian — insured by Radian Guaranty Inc.
TCRS — insured by Temporary Custodian Receipts
XLCA — insured by XL Capital Assurance

24 PIMCO Municipal Income Funds II Annual Report | 5.31.05 | See accompanying Notes to Financial Statements

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PIMCO Municipal Income Funds II Statements of Assets and Liabilities
May 31, 2005

		California	New York
	Municipal II	Municipal II	Municipal II

Assets:
Investments, at value (cost–$1,238,083,592, $653,235,915
and $236,892,699, respectively)	$1,357,516,562	$697,446,372	$250,769,112

Cash	4,490,046	616,062	977,482

Interest receivable	19,362,260	10,113,703	3,788,303

Prepaid expenses	39,985	24,362	17,379

Receivable for investments sold	—	370,000	—

Total Assets	1,381,408,853	708,570,499	255,552,276

Liabilities:
Dividends payable to common and preferred shareholders	5,046,243	2,516,383	867,680

Payable for variation margin on futures contracts	3,973,406	1,581,938	379,500

Options written, at value (premiums received–
$2,248,095, $1,913,573, and $677,170)	3,175,234	2,480,953	876,359

Payable for investments purchased	1,196,091	—	10,461,776

Investment management fees payable	580,131	297,370	103,035

Accrued expenses	147,763	98,077	51,792

Total Liabilities	14,118,868	6,974,721	12,740,142

Preferred Shares ($0.00001 par value and $25,000 net
asset and liquidation value per share applicable to
an aggregate of 20,200, 10,400 and 3,600 shares
issued and outstanding, respectively)	505,000,000	260,000,000	90,000,000

Net Assets Applicable to Common Shareholders	$862,289,985	$441,595,778	$152,812,134

Composition of Net Assets Applicable to
Common Shareholders:
Common Stock:
Par value ($0.00001 per share)	$582	$302	$105

Paid-in-capital in excess of par	827,872,738	429,363,250	148,350,233

Undistributed (dividends in excess of) net investment income	5,483,978	1,703,352	(41,926)

Accumulated net realized loss	(72,234,644)	(26,429,015)	(7,479,315)

Net unrealized appreciation of investments, futures
contracts and options written	101,167,331	36,957,889	11,983,037

Net Assets Applicable to Common Shareholders	$862,289,985	$441,595,778	$152,812,134

Common Shares Outstanding	58,240,144	30,224,783	10,451,534

Net Asset Value Per Common Share	$ 14.81	$ 14.61	$ 14.62

26 PIMCO Municipal Income Funds II Annual Report | 5.31.05 | See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds II Statements of Operations
For the year ended May 31, 2005

		California	New York
	Municipal II	Municipal II	Municipal II

Investment Income:
Interest	$73,342,143	$35,989,563	$12,773,139

Expenses:
Investment management fees	8,746,721	4,470,734	1,543,797

Auction agent fees and commissions	1,289,609	676,409	235,858

Custodian and accounting agent fees	140,280	138,502	89,974

Shareholder reports and notices	119,105	55,295	24,542

Audit and tax services	77,240	55,580	40,320

Trustees' fees and expenses	70,145	37,435	17,111

New York Stock Exchange listing fees	57,852	30,163	26,629

Transfer agent fees	35,285	34,405	33,035

Legal fees	31,955	17,000	6,287

Insurance expense	25,380	14,588	6,897

Miscellaneous	20,596	12,598	10,122

Investor relations	14,605	6,720	2,038

Total expenses	10,628,773	5,549,429	2,036,610

Less: investment management fees waived	(2,018,474)	(1,031,708)	(356,261)

custody credits earned on cash balances	(75,795)	(39,732)	(21,552)

Net expenses	8,534,504	4,477,989	1,658,797

Net Investment Income	64,807,639	31,511,574	11,114,342

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(452,182)	951,759	1,745,558

Futures contracts	(61,149,720)	(19,610,257)	(6,612,410)

Options written	5,109,275	2,804,068	928,827

Net change in unrealized appreciation/depreciation of:
Investments	128,511,382	60,555,886	18,034,865

Futures contracts	(22,411,773)	(9,725,532)	(2,169,562)

Options written	(1,318,139)	(764,580)	(267,189)

Net realized and unrealized gain on investments,
futures contracts and options written	48,288,843	34,211,344	11,660,089

Net Increase in Net Assets Resulting from
Investment Operations	113,096,482	65,722,918	22,774,431

Dividends on Preferred Shares from
Net Investment Income	(8,269,559)	(3,645,115)	(1,342,842)

Net Increase in Net Assets Applicable to Common
Shareholders Resulting from Investment Operations	$104,826,923	$62,077,803	$21,431,589

See accompanying Notes to Financial Statements | 5.31.05 | PIMCO Municipal Income Funds II Annual Report 27

PIMCO Municipal Income Funds II Statements of Changes in Net Assets
Applicable to Common Shareholders

	Municipal II

	Year ended

	May 31, 2005	May 31, 2004

Investment Operations:
Net investment income	$64,807,639	$67,925,448

Net realized gain (loss) on investments, futures contracts and options written	(56,492,627)	24,210,728

Net change in unrealized appreciation/depreciation of investments, futures
contracts and options written	104,781,470	(68,517,484)

Net increase (decrease) in net assets resulting from investment operations	113,096,482	23,618,692

Dividends on Preferred Shares from Net Investment Income	(8,269,559)	(4,680,202)

Net increase (decrease) in net assets applicable to common shareholders
resulting from investment operations	104,826,923	18,938,490

Dividends to Common Shareholders from Net Investment Income	(58,819,603)	(56,205,302)

Capital Share Transactions:
Reinvestment of dividends and distributions	3,612,366	3,051,924

Total increase (decrease) in net assets applicable to common shareholders	49,619,686	(34,214,888)

Net Assets Applicable to Common Shareholders:
Beginning of year	812,670,299	846,885,187

End of year (including undistributed (dividends in excess of) net investment income of $5,483,978 and $7,765,501; $1,703,352 and $3,271,140;
$(41,926) and $356,073; respectively)	$862,289,985	$812,670,299

Common Shares Issued in Reinvestment of Dividends:	247,531	211,747

28 PIMCO Municipal Income Funds II Annual Report | 5.31.05 | See accompanying Notes to Financial Statements

California Municipal II		New York Municipal II

Year ended		Year ended

May 31, 2005	May 31, 2004	May 31, 2005	May 31, 2004

$31,511,574	$33,940,350	$11,114,342	$11,106,041

(15,854,430)	5,655,818	(3,938,025)	1,168,992

50,065,774	(43,456,385)	15,598,114	(11,274,316)

65,722,918	(3,860,217)	22,774,431	1,000,717

(3,645,115)	(2,082,467)	(1,342,842)	(718,744)

62,077,803	(5,942,684)	21,431,589	281,973

(29,434,247)	(28,120,948)	(10,169,499)	(9,708,825)

1,293,066	1,752,390	592,411	778,884

33,936,622	(32,311,242)	11,854,501	(8,647,968)

407,659,156	439,970,398	140,957,633	149,605,601

$441,595,778	$407,659,156	$152,812,134	$140,957,633

91,921	125,989	41,816	55,136

5.31.05 | PIMCO Municipal Income Funds II Annual Report 29

PIMCO Municipal Income Funds II Notes to Financial Statements
May 31, 2005

1. Organization and Significant Accounting Policies

PIMCO Municipal Income Fund II (“Municipal II”), PIMCO California Municipal Income Fund II (“California Municipal II”) and PIMCO New York Municipal Income Fund II (“New York Municipal II”) collectively referred to as the “Funds” or “PIMCO Municipal Income Funds II”, were organized as Massachusetts business trusts on March 29, 2002. Prior to commencing operations on June 28, 2002, the Funds had no operations other than matters relating to their organization and registration as closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”), formerly PA Fund Management LLC, serves as the Funds’ Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz AG. The Funds have an unlimited amount of $0.00001 par value common stock authorized.

Municipal II invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. California Municipal II invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. New York Municipal II invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Funds will seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds based upon events that have not yet been asserted. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Funds’ investments are valued daily by an independent pricing service. The independent pricing service uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures, are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Funds’ net asset values are determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts or premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(c) Federal Income Taxes
The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of their taxable ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

30 PIMCO Municipal Income Funds II Annual Report | 5.31.05

PIMCO Municipal Income Funds II Notes to Financial Statements
May 31, 2005

1. Organization and Significant Accounting Policies (continued)

(d) Dividends and Distributions—Common Stock
The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities, equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(f) Option Transactions
The Funds may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing a security at a price different from the current market.

(g) Residual Interest Municipal Bonds (“RIBS”)/Residual Interest Tax Exempt Bonds (“RITES”)
The Funds invest in RIBS and RITES whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. RIBS and RITES are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and visa versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in RIBS and RITES typically will involve greater risk than an investment in a fixed-rate bond.

(h) When-Issued/Delayed-Delivery Transactions
The Funds may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond

5.31.05 | PIMCO Municipal Income Funds II Annual Report 31

PIMCO Municipal Income Funds II Notes to Financial Statements
May 31, 2005

1. Organization and Significant Accounting Policies (continued)

the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Funds do not participate in future gains and losses with respect to the security.

(i) Custody Credits Earned on Cash Balances
The Funds benefit from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

2. Investment Manager /Sub-Adviser
Each Fund has entered into an Investment Management Agreement (the “Agreements”) with the Investment Manager. Subject to the supervision by each Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and other administrative matters. Pursuant to the Agreements, the Investment Manager receives an annual fee, payable monthly, at the annual rate of 0.65% of each Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding. In order to reduce each Fund’s expenses, the Investment Manager has contractually agreed to waive a portion of its investment management fee for each Fund at the annual rate of 0.15% of each Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of operations through June 30, 2007, and for a declining amount thereafter through June 30, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the “Sub-Adviser”) to manage each Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions for the Funds. The Investment Manager, not the Funds, pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.50% of each Funds average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding. The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager, such that the Sub-Adviser will receive 0.26% of each Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of the Funds’ operations through June 30,2007, and will receive an increasing amount not to exceed 0.50% of each Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding thereafter through June 30, 2009. The Investment Manager informed the Funds that it paid the Sub-Adviser $3,498,688, $1,788,293 and $617,519 in connection with sub-advisory services for Municipal II, California Municipal II, and New York Municipal II, respectively, for the year ended May 31, 2005.

3. Investments in Securities
(a) For the year ended May 31, 2005, purchases and sales of investments, other than short-term securities, were:

		California	New York
	Municipal II	Municipal II	Municipal II

Purchases	$119,540,471	$71,449,073	$41,125,230
Sales	$146,279,827	$56,923,139	$54,206,352

32 PIMCO Municipal Income Funds II Annual Report | 5.31.05

PIMCO Municipal Income Funds II Notes to Financial Statements
May 31, 2005

3. Investments in Securities (continued)

b) Futures contracts outstanding at May 31, 2005:

		Notional
		Value	Expiration	Unrealized
Fund	Type	(000)	Date	Depreciation

Municipal II	Short: U.S. Treasury 30 Year Bond	$(385,300)	6/21/05	$17,338,500

California Municipal II	Short: U.S. Treasury 30 Year Bond	(153,400)	6/21/05	$6,685,188

New York Municipal II	Short: U.S. Treasury 30 Year Bond	(36,800)	6/21/05	$1,694,187

(c) Transactions in options written for the year ended May 31, 2005:

	Contracts	Premiums

Municipal II:
Options outstanding, May 31, 2004	1,150	$759,359
Options written	14,507	20,937,730
Options expired	(2,119)	(1,054,953)
Options terminated in closing purchase transactions	(10,756)	(18,095,886)
Options exercised	(417)	(298,155)

Options outstanding, May 31, 2005	2,365	$2,248,095

California Municipal II:
Options outstanding, May 31, 2004	580	$382,981
Options written	11,273	13,809,317
Options expired	(2,145)	(1,304,753)
Options terminated in closing purchase transactions	(7,106)	(10,823,107)
Options exercised	(211)	(150,865)

Options outstanding, May 31, 2005	2,391	$1,913,573

New York Municipal II:
Options outstanding, May 31, 2004	200	$132,063
Options written	3,666	4,328,875
Options expired	(695)	(426,753)
Options terminated in closing purchase transactions	(2,285)	(3,304,820)
Options exercised	(73)	(52,195)

Options outstanding, May 31, 2005	813	$677,170

4. Income Tax Information

Municipal II:

The tax character of dividends paid were:

	Year ended	Year ended
	May 31, 2005	May 31, 2004

Ordinary Income	$ 3,247,605	$ 2,962,868
Tax Exempt Income	63,841,557	57,922,636

5.31.05 | PIMCO Municipal Income Funds II Annual Report 33

PIMCO Municipal Income Funds II Notes to Financial Statements
May 31, 2005

4. Income Tax Information (continued)

At May 31, 2005, the tax character of distributable earnings of $5,483,978 was comprised entirely of tax exempt income.

At May 31, 2005, Municipal II had a capital loss carryforward of $64,766,329, ($10,260,913 of which will expire in 2012 and $54,505,416 which will expire in 2013), available as a reduction, to the extent provided in the regulations, of any future net realized capital gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.

The difference between book and tax basis unrealized appreciation/depreciation is attributable to wash sales.

In accordance with U.S. Treasury regulations, Municipal II elected to defer realized capital losses arising after October 31, 2004 of $25,717,123. Such losses are treated for tax purposes as arising on June 1, 2005.

California Municipal II:

The tax character of dividends paid were:

	Year ended	Year ended
	May 31, 2005	May 31, 2004

Ordinary Income	$ 766,357	$ 649,740
Tax Exempt Income	32,313,005	29,553,675

At May 31, 2005, the tax character of distributable earnings of $1,703,352 was comprised entirely of tax exempt income.

At May 31, 2005, California Municipal II had a capital loss carryforward of $23,665,963 ($1,122,615 of which will expire in 2011, $6,214,426 of which will expire in 2012 and $16,328,922 of which will expire in 2013) , available as a reduction, to the extent provided in the regulations, of any future net realized capital gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.

In accordance with U.S. Treasury regulations, California Municipal II elected to defer realized capital losses arising after October 31, 2004 of $10,015,620. Such losses are treated for tax purposes as arising on June 1, 2005.

New York Municipal II:

The tax character of dividends paid were:

	Year ended	Year ended
	May 31, 2005	May 31, 2004

Ordinary Income	$ 146,663	$ 66,166
Tax Exempt Income	11,365,678	10,361,403

At May 31, 2005, New York Municipal II did not have any distributable earnings.

At May 31, 2005, New York Municipal II had a capital loss carryforward of $8,753,592 ($214,685 of which will expire in 2011, $2,783,230 of which will expire in 2012 and $5,755,677 of which will expire in 2013), available as a reduction, to the extent provided in the regulations, of any future net realized capital gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.

In accordance with U.S. Treasury regulations, New York Municipal II elected to defer realized capital losses arising after October 31, 2004 of $619,099. Such losses are treated for tax purposes as arising on June 1, 2005.

The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2005 were:

		Gross	Gross	Net
	Cost of	Unrealized	Unrealized	Unrealized
	Investments	Appreciation	Depreciation	Appreciation

Municipal II	$1,238,100,423	$120,070,949	$654,810	$119,416,139
California Municipal II	653,235,915	44,316,983	106,526	44,210,457
New York Municipal II	236,892,699	13,892,696	16,283	13,876,413

34 PIMCO Municipal Income Funds II Annual Report | 5.31.05

PIMCO Municipal Income Funds II Notes to Financial Statements
May 31, 2005

5. Auction Preferred Shares

Municipal II has issued 4,040 shares of Preferred Shares Series A, 4,040 shares of Preferred Shares Series B, 4,040 shares of Preferred Shares Series C, 4,040 shares of Preferred Shares Series D and 4,040 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

California Municipal II has issued 2,080 shares of Preferred Shares Series A, 2,080 shares of Preferred Shares Series B, 2,080 shares of Preferred Shares Series C, 2,080 shares of Preferred Shares Series D and 2,080 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

New York Municipal II has issued 1,800 shares of Preferred Shares Series A and 1,800 shares of Preferred Shares Series B, each with a net asset and liquidation value of $25,000 per share, plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the year ended May 31, 2005, the annualized dividend rates ranged from:

	High	Low	At May 31, 2005

Municipal II:
Series A	2.75%	0.99%	2.55%
Series B	2.80%	1.00%	2.60%
Series C	2.35%	0.70%	2.00%
Series D	2.75%	0.99%	2.55%
Series E	2.82%	1.00%	2.25%

California Municipal II:
Series A	2.75%	0.62%	1.85%
Series B	2.60%	0.70%	2.00%
Series C	2.75%	0.75%	2.55%
Series D	2.35%	0.98%	1.84%
Series E	2.40%	0.70%	2.20%

New York Municipal II:
Series A	2.63%	0.90%	2.20%
Series B	2.50%	0.60%	1.80%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or triggering the mandatory redemption of Preferred Shares at their liquidation value.

6. Subsequent Common Dividend Declarations

On June 1, 2005, the following dividends were declared to common shareholders payable July 1, 2005 to shareholders of record on June 10, 2005:

Municipal II	$0.084375 per common share
California Municipal II	$0.08125 per common share
New York Municipal II	$0.08125 per common share

5.31.05 | PIMCO Municipal Income Funds II Annual Report 35

PIMCO Municipal Income Funds II Notes to Financial Statements
May 31, 2005

6. Subsequent Common Dividend Declarations (continued)

On July 1, 2005, the following dividends were declared to common shareholders payable August 1, 2005 to shareholders of record on July 15, 2005:

Municipal II	$0.084375 per common share
California Municipal II	$0.08125 per common share
New York Municipal II	$0.08125 per common share

7. Legal Proceedings

On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that the Investment Manager and certain of its affiliates (together with the Investment Manager, the "Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies (‘‘open-end funds’’) advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Funds.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey (‘‘NJAG’’) announced that it had entered into a settlement agreement with Allianz Global and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. The NJAG dismissed claims against the Sub-Adviser, which had been part of the same complaint. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Funds.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called ‘‘shelf space’’ arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General’s fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General’s complaint alleges any inappropriate activity took place with respect to the Funds.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the "West Virginia Complaint") against the Investment Manager and certain Affiliates based on

36 PIMCO Municipal Income Funds II Annual Report | 5.31.05

PIMCO Municipal Income Funds II Notes to Financial Statements
May 31, 2005

7. Legal Proceedings (continued)

the same circumstances as those cited in the 2004 settlements with the Commission and NJAG involving alleged "market timing" activities described above. The West Virginia Complaint alleges, among other things, that the Investment Manager and certain Affiliates improperly allowed broker-dealers, hedge funds and investment advisors to engage in frequent trading of various open-end funds advised or distributed by the Affiliates in violation of the open end funds’ stated restrictions on "market timing." As of the date of this report, the West Virginia Complaint has not been formally served upon the Investment Manager or the Affiliates. The West Virginia Complaint also names numerous other defendants unaffiliated with the Affiliates in separate claims alleging improper market timing and/or late trading of open-ended investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees. The West Virginia Complaint does not allege that any inappropriate activity took place with respect to the Funds.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following: U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern ‘‘market timing,’’ and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern ‘‘revenue sharing’’ with brokers offering ‘‘shelf space’’ and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Manager believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, Allianz Global, the Funds, other open- and closed-end funds advised or distributed by the Investment Manager and/or its affiliates, the boards of directors or trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, Allianz Global and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment manager/sub-adviser or principal underwriter for any registered investment company, including the Funds. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Manager and certain of its affiliates (together, the ‘‘Applicants’’) have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order. If the West Virginia Attorney General were to obtain a court injunction against the Investment Manager or the Affiliates, the Investment Manager or the Affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

A putative class action lawsuit captioned Charles Mutchka et al. v. Brent R. Harris, et al., filed in January 2005 by and on behalf of individual shareholders of certain open-end funds that hold equity securities and that are sponsored by the Investment Manager and the Affiliates, is currently pending in the federal district court for the Central District of California. The plaintiff alleges that fund trustees, investment advisers and affiliates breached fiduciary duties and duties of care by failing to ensure that the open-end funds participated in securities class action settlements for which those funds were eligible. The plaintiff has claimed as damages disgorgement of fees paid to the investment advisers, compensatory damages and punitive damages.

The Investment Manager believes that the claims made in the lawsuit against the Investment Manager and the Affiliates are baseless, and the Investment Manager and the Affiliates intend to vigorously defend the lawsuit. As of the date hereof, the Investment Manager believes a decision, if any, against the defendants would have no material adverse effect on the Funds or the ability of the Investment Manager or the Sub-Adviser to perform their duties under the investment management or portfolio management agreements, as the case may be.

5.31.05 | PIMCO Municipal Income Funds II Annual Report 37

PIMCO Municipal Income Funds II Notes to Financial Statements
May 31, 2005

7. Legal Proceedings (continued)

It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Funds’ shares or other adverse consequences to the Funds and their shareholders. However, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on the Investment Manager’s or the Sub-Adviser’s ability to perform their respective investment advisory services related to the Funds.

The foregoing speaks only as of the date hereof. There may be additional litigation or regulatory developments in connection with the matters discussed above.

38 PIMCO Municipal Income Funds II Annual Report | 5.31.05

PIMCO Municipal Income Funds II Financial Highlights
For a share of common stock outstanding throughout each period

	Municipal II

			For the Period
	Year Ended		June 28, 2002*
			through
	May 31, 2005	May 31, 2004	May 31, 2003

Net asset value, beginning of period	$14.01	$14.66	$14.33 **

Income from Investment Operations:
Net investment income	1.11	1.17	0.93

Net realized and unrealized gain (loss) on investments,
futures contracts, and options written	0.84	(0.77)	0.53

Total from investment operations	1.95	0.40	1.46

Dividends and Distributions on Preferred Shares from:
Net investment income	(0.14)	(0.08)	(0.08)

Net realized gains	—	—	(0.01)

Total dividends and distributions on preferred shares	(0.14)	(0.08)	(0.09)

Net increase in net assets applicable to common
shareholders resulting from investment operations	1.81	0.32	1.37

Dividends and Distributions to Common Shareholders from:
Net investment income	(1.01)	(0.97)	(0.84)

Net realized gains	—	—	(0.09)

Total dividends and distributions to common shareholders	(1.01)	(0.97)	(0.93)

Capital Share Transactions:
Common stock offering costs charged to paid-in capital
in excess of par	—	—	(0.02)

Preferred shares offering costs/underwriting discounts
charged to paid-in capital in excess of par	—	—	(0.09)

Total capital share transactions	—	—	(0.11)

Net asset value, end of period	$14.81	$14.01	$14.66

Market price, end of period	$15.02	$13.31	$14.80

Total Investment Return (1)	21.00%	(3.69)%	5.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
end of period (000)	$862,290	$812,670	$846,885

Ratio of expenses to average net assets (2)(3)(5)	1.02%	1.03%	0.95%(4)

Ratio of net investment income to average net assets (2)(5)	7.71%	8.16%	6.99%(4)

Preferred shares asset coverage per share	$67,676	$65,224	$66,920

Portfolio turnover	9%	26%	27%

*	Commencement of operations
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1)	Total investment return is calculated assuming a purchase of shares of common stock at the current market price on the first day of each period and a sale of shares at the current market price on the last day of each period reported.
Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2)	Calculated on the basis of income and expenses applicable to both common shares and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(i) in Notes to Financial Statements).
(4)	Annualized.
(5)	During the periods indicated above, the Investment manager contractually waived a portion of its investment management fee. If such a waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.26% and 7.47%, respectively for the year ended May 31, 2005; 1.28% and 7.92%, respectively for the year ended May 31, 2004 and 1.18% (annualized) and 6.76% (annualized), respectively for the period June 28, 2002 (commencement of operations) through May 31, 2003.

See accompanying Notes to Financial Statements | 5.31.05 | PIMCO Municipal Income Funds II Annual Report 39

PIMCO Municipal Income Funds II Financial Highlights
For a share of common stock outstanding throughout each period

	California Municipal II

			For the Period
	Year Ended		June 28, 2002*
			through
	May 31, 2005	May 31, 2004	May 31, 2003

Net asset value, beginning of period	$13.53	$14.66	$14.33 **

Income from Investment Operations:
Net investment income	1.05	1.13	0.87

Net realized and unrealized gain (loss) on investments,
futures contracts, and options written	1.13	(1.26)	0.46

Total from investment operations	2.18	(0.13)	1.33

Dividends on Preferred Shares from
Net investment income	(0.12)	(0.07)	(0.07)

Net increase (decrease) in net assets applicable to common
shareholders resulting from investment operations	2.06	(0.20)	1.26

Dividends to Common Shareholders from
Net investment income	(0.98)	(0.93)	(0.81)

Capital Share Transactions:
Common stock offering costs charged to paid-in capital
in excess of par	—	—	(0.02)

Preferred shares offering costs/underwriting discounts
charged to paid-in capital in excess of par	—	—	(0.10)

Total capital share transactions	—	—	(0.12)

Net asset value, end of period	$14.61	$13.53	$14.66

Market price, end of period	$14.76	$13.27	$14.78

Total Investment Return (1)	19.14%	(3.92)%	4.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
end of period (000)	$441,596	$407,659	$439,970

Ratio of expenses to average net assets (2)(3)(5)	1.06%	1.07%	0.97%(4)

Ratio of net investment income to average net assets (2)(5)	7.37%	8.08%	6.56%(4)

Preferred shares asset coverage per share	$67,451	$64,191	$67,301

Portfolio turnover	9%	43%	84%

*	Commencement of operations.
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1)	Total investment return is calculated assuming a purchase of shares of common stock at the current market price on the first day of each period and a sale of shares at the current market price on the last day of each period reported.
Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2)	Calculated on the basis of income and expenses applicable to both common shares and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(i) in Notes to Financial Statements).
(4)	Annualized.
(5)	During the periods indicated above, the Investment manager contractually waived a portion of its investment man- agement fee. If such a waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.30% and 7.13%, respectively for the year ended May 31, 2005; 1.31% and 7.83%, respectively for the year ended May 31, 2004 and 1.20% (annualized) and 6.34% (annu- alized), respectively for the period June 28, 2002 (commencement of operations) through May 31, 2003.

40 PIMCO Municipal Income Funds II Annual Report | 5.31.05 | See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds II Financial Highlights
For a share of common stock outstanding throughout each period

	New York Municipal II

			For the Period
	Year Ended		June 28, 2002*
			through
	May 31, 2005	May 31, 2004	May 31, 2003

Net asset value, beginning of period	$13.54	$14.45	$14.33 **

Income from Investment Operations:
Net investment income	1.07	1.06	0.86

Net realized and unrealized gain (loss) on investments,
futures contracts, and options written	1.12	(0.97)	0.28

Total from investment operations	2.19	0.09	1.14

Dividends on Preferred Shares from
Net investment income	(0.13)	(0.07)	(0.08)

Net increase in net assets applicable to common
shareholders resulting from investment operations	2.06	0.02	1.06

Dividends to Common Shareholders from
Net investment income	(0.98)	(0.93)	(0.81)

Capital Share Transactions:
Common stock offering costs charged to paid-in capital
in excess of par	—	—	(0.03)

Preferred shares offering costs/underwriting discounts
charged to paid-in capital in excess of par	—	—	(0.10)

Total capital share transactions	—	—	(0.13)

Net asset value, end of period	$14.62	$13.54	$14.45

Market price, end of period	$14.80	$13.05	$14.71

Total Investment Return (1)	21.45%	(5.15)%	3.76%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
end of period (000)	$152,812	$140,958	$149,606

Ratio of expenses to average net assets (2)(3)(5)	1.14%	1.15%	1.02%(4)

Ratio of net investment income to average net assets (2)(5)	7.53%	7.58%	6.47%(4)

Preferred shares asset coverage per share	$67,439	$64,148	$66,552

Portfolio turnover	18%	18%	27%

*	Commencement of operations.
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1)	Total investment return is calculated assuming a purchase of shares of common stock at the current market price on the first day of each period and a sale of shares at the current market price on the last day of each period reported.
Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2)	Calculated on the basis of income and expenses applicable to both common shares and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(i) in Notes to Financial Statements).
(4)	Annualized.
(5)	During the periods indicated above, the Investment manager contractually waived a portion of its investment management fee. If such a waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.38% and 7.29%, respectively for the year ended May 31, 2005; 1.39% and 7.34%, respectively for the year ended May 31, 2004 and 1.25% (annualized) and 6.25% (annualized), respectively for the period June 28, 2002 (commencement of operations) through May 31, 2003.

See accompanying Notes to Financial Statements | 5.31.05 | PIMCO Municipal Income Funds II Annual Report 41

PIMCO Municipal Income Funds II	Report of Independent Registered
Public Accounting Firm

To the Shareholders and the Board of Trustees of

PIMCO Municipal Income Fund II
PIMCO California Municipal Income Fund II
PIMCO New York Municipal income Fund II

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II and PIMCO New York Municipal Income Fund II (collectively hereafter referred to as the “Funds”) at May 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets applicable to common shareholders for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period June 28, 2002 (commencement of operations) through May 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
July 22, 2005

42 PIMCO Municipal Income Funds II Annual Report | 5.31.05

PIMCO Municipal Income Funds II	Privacy Policy, Proxy Voting Policies &
Procedures, Other Information (unaudited)

Privacy Policy:

Our Commitment to You
We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients’ personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

Obtaining Personal Information
In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

Respecting Your Privacy
We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

Sharing Information with Third Parties
We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

Sharing Information with Affiliates
We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

Implementation of Procedures
We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

Proxy Voting Policies & Procedures:
A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the twelve months ended June 30, 2004 is available: (i) without charge, upon request, by calling the Funds’ transfer agent at (800) 331-1710; (ii) on the Funds’ website at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Other Information:
Since May 31, 2004, there have been no: (i) material changes in the Funds’ investment objectives or policies; (ii) changes to the Funds’ charter or by-laws; (iii) material changes in the principal risk factors associated with investment in the Funds; (iv) change in person primarily responsible for the day-to-day management of the Funds’ portfolio.

5.31.05 | PIMCO Municipal Income Funds II Annual Report 43

PIMCO Municipal Income Funds II Tax Information (unaudited)

Subchapter M of the Internal Revenue Code of 1986, as amended, requires the Funds to advise shareholders within 60 days of the Funds’ tax year-end (May 31, 2005) as to the federal tax status of dividends and distributions received by shareholders during such tax period. Accordingly, please note that substantially all dividends paid from net investment income from the Funds during the tax period ended May 31, 2005 were federally exempt interest dividends. However, the Funds invested in municipal bonds containing market discount, whose accretion is taxable. Accordingly, the percentage of dividends paid from net investment income during the tax period which are taxable were:

Municipal II	4.84%
California Municipal II	2.32%
New York Municipal II	1.27%

Since the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2005. In January 2006, shareholders will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends and distributions received during calendar 2005. The amount that will be reported will be the amount to use on your 2005 federal income tax return and may differ from the amount which must be reported in connection with each Funds’ tax year ended May 31, 2005. Shareholders are advised to consult their tax advisers as to the federal, state and local tax status of the income received from the Funds. In January 2006, an allocation of interest income by state will be provided which may be of value in reducing a Shareholder’s state and local tax liability, if any.

44 PIMCO Municipal Income Funds II Annual Report | 5.31.05

PIMCO Municipal Income Funds II Dividend Reinvestment Plan (unaudited)

Pursuant to the Funds’ Dividend Reinvestment Plan (the “Plan”), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PFPC Inc., as agent for the Common Shareholders (the “Plan Agent”), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. All distributions to investors who elect not to participate in the Plan (or whose broker or nominee elects not to participate on the investor’s behalf), will be paid cash by check mailed, in the case of direct shareholder, to the record holder by PFPC Inc., as the Funds’ dividend disbursement agent.

Unless you (or your broker or nominee) elect not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1)	If Common Shares are trading at or above net asset value on the payment date, the Funds will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2)	If Common Shares are trading below net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Funds. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Funds and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Funds reserve the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Funds’ transfer agent, PFPC Inc., P.O.Box 43027, Providence, RI 02940-3027, telephone number 1-800-331-1710.

5.31.05 | PIMCO Municipal Income Funds II Annual Report 45

PIMCO Municipal Income Funds II Board of Trustees (unaudited)

Name, Age, Position(s) Held with Funds,
Length of Service, Other Trusteeships/
Directorships Held by Trustee; Number of
Portfolios in Fund Complex/Outside Fund
Complexes Currently Overseen by Trustee	Principal Occupation(s) During Past 5 years:

The address of each trustee is 1345 Avenue of
the Americas, New York, NY 10105

Robert E. Connor	Corporate Affairs Consultant; Formerly, Senior Vice President, Corporate
Age: 70	Office, Smith Barney Inc.
Chairman of the Board of Trustees since: 2004
Trustee since: 2002
Term of office: Expected to stand for re-election
at 2006 annual meeting of shareholders.
Trustee/Director of 24 funds in Fund Complex
Trustee/Director of no funds outside of Fund
Complex

Paul Belica	Director, Student Loan Finance Corp., Education Loans, Inc., Goal
Age: 83	Funding I, Goal Funding II, Inc. and Surety Loan Funding, Inc.; Formerly
Trustee since: 2002	senior executive and member of the Board of Smith Barney, Harris Upham
Term of office: Expected to stand for re-election	& Co. and CEO of five State of New York Agencies Inc.
at 2007 annual meeting of shareholders.
Trustee/Director of 20 funds in Fund Complex
Trustee/Director of no funds outside of Fund
Complex

John J. Dalessandro II	Formerly, President and Director, J.J. Dalessandro II Ltd, registered broker-
Age: 67	dealer and member of the New York Stock Exchange.
Trustee since: 2002
Term of office: Expected to stand for re-election
at 2007 annual meeting of shareholders.
Trustee of 23 funds in Fund Complex
Trustee of no funds outside of Fund complex

David C. Flattum	Managing Director, Chief Operating Officer, General Counsel and
Age: 40	member of Management Board, Allianz Global Investors of America, L.P.;
Trustee since: 2004	Formerly, Partner, Latham & Watkins LLP (1998-2001).
Term of office: Expected to stand for election
at 2005 annual meeting of shareholders.
Trustee of 52 funds in Fund Complex
Trustee of no funds outside of Fund Complex

Hans W. Kertess	President, H Kertess & Co., L.P. Formerly, Managing Director, Royal Bank
Age: 65	of Canada Capital Markets.
Trustee since: 2002
Term of office: Expected to stand for re-election
at 2006 annual meeting of shareholders.
Trustee of 23 Funds in Fund Complex;
Trustee of no funds outside of Fund Complex

R. Peter Sullivan III	Formerly, Managing Partner, Bear Wagner Specialists LLC (formerly,
Age: 63	Wagner Stott Mercator LLC), specialist firm on the New York Stock
Trustee since: 2002	Exchange.
Term of office: Expected to stand for re-election
at 2005 annual meeting of shareholders.
Trustee of 19 funds in Fund Complex
Trustee of no funds outside of Fund Complex

46 PIMCO Municipal Income Funds II Annual Report | 5.31.05

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Trustees and Principal Officers

Robert E. Connor	Brian S. Shlissel
Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Newton B. Schott, Jr.
Trustee	Vice President
John J. Dalessandro II	Mark V. McCray
Trustee	Vice President
David C. Flattum	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
Hans W. Kertess	Thomas J. Fuccillo
Trustee	Secretary
R. Peter Sullivan III	Youse Guia
Trustee	Chief Compliance Officer
Jennifer A. Patula
Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent
State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II and PIMCO New York Municipal Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report. Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time each Fund may purchase shares of its common stock in the open market.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Forms N-Q are available (i) on the Funds’ website at www.allianzinvestors.com (ii) on the Commission’s website at www.sec.gov, and (iii) at the Commission’s Public Reference Room located in Washington, DC, (800) SEC-0330.

On January 24, 2005, each Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which each Funds’ principal executive officer certified that he was not aware, as of that date, of any violation by the Funds of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, each Funds’ principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Funds’ disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Funds is available at www.allianzinvestors.com or by calling the Funds’ transfer agent 1-800-331-1710.

ITEM 2. CODE OF ETHICS

     (a)  As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment
          Companies -- Ethical Standards for Principal Executive and Financial
          Officers") that applies to the registrant's Principal Executive
          Officer and Principal Financial Officer; the registrant's Principal
          Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-331-1710.

     (b)  During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

     (c)  During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in
          2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT The registrant's Board has determined that Mr. Paul Belica, a member of the Board's Audit Oversight Committee is an
"audit committee financial expert," and that he is "independent," for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

     a)   Audit fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were
          $48,350 in 2004 and $41,616 in 2005.

     b)   Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit registrant's financial statements and are not reported under paragraph (e) of this
          Item were $11,800 in 2004 and $10,173 in 2005. These services consist of accounting consultations, agreed upon procedure reports (inclusive of annual review of basic maintenance testing associated with the
          Preferred Shares), attestation reports and comfort letters.

     c)   Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance,

          tax service and tax planning ("Tax Services") were $4,700 in 2004 and
          $8,000 in 2005. These services consisted of review or preparation of
          U.S. federal, state, local and excise tax returns.

     d)   All Other Fees. There were no other fees billed in the Reporting
          Periods for products and services provided by the Auditor to the
          Registrant.

     e)   Audit Committee Pre-Approval Policies and Procedures. The
          Registrant's Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the Auditor for the Registrant, as well as the Auditor's engagements for non-audit services to the when the engagement relates directly to the operations and financial reporting of the Registrant. The
          Registrant's policy is stated below.

          PIMCO Municipal Income Funds II (THE "FUNDS")

AUDIT OVERSIGHT COMMITTEE POLICY FOR PRE-APPROVAL OF SERVICES PROVIDED BY THE
INDEPENDENT ACCOUNTANTS

The Funds' Audit Oversight Committee ("Committee") is charged with the oversight of the Funds' financial reporting policies and practices and their internal controls. As part of this responsibility, the Committee must pre-approve any independent accounting firm's engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant's independence. The Committee's evaluation will be based on:

     a review of the nature of the professional services expected to provided,

     the fees to be charged in connection with the services expected to be provided,

     a review of the safeguards put into place by the accounting firm to safeguard independence, and

     periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUNDS

On an annual basis, the Funds' Committee will review and pre-approve the scope of the audits of the Funds and proposed audit fees and permitted non-audit
(including audit-related) services that may be performed by the Funds'
independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy. In addition to the Committee's pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the
Funds will also require the separate written pre-approval of the President of the Funds, who will confirm, independently, that the accounting firm's engagement will not adversely affect the firm's independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

     Annual Fund financial statement audits
     Seed audits (related to new product filings, as required)
     SEC and regulatory filings and consents
     Semiannual financial statement reviews

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund's independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

     Accounting consultations
     Fund merger support services
     Agreed upon procedure reports (inclusive of quarterly review of Basic
       Maintenance testing associated with issuance of Preferred Shares and semiannual report review)
     Other attestation reports
     Comfort letters
     Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Funds' independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the
Committee deems those services to be consistent with the accounting firm's independence:

     Tax compliance services related to the filing or amendment of the following:
        Federal, state and local income tax compliance; and, sales and use tax compliance
        Timely RIC qualification reviews
        Tax distribution analysis and planning
        Tax authority examination services
        Tax appeals support services
        Accounting methods studies
        Fund merger support service
        Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $100,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

PROSCRIBED SERVICES

The Funds' independent accountants will not render services in the following categories of non-audit services:

     Bookkeeping or other services related to the accounting records or financial statements of the Funds
     Financial information systems design and implementation
     Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
     Actuarial services Internal audit outsourcing services
     Management functions or human resources
     Broker or dealer, investment adviser or investment banking services
     Legal services and expert services unrelated to the audit
     Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND
COMPLEX

The Committee will pre-approve annually any permitted non-audit services to be provided to Allianz Global Investors Fund Management LLC (Formerly, PA Fund
Management LLC) or any other investment manager to the Funds (but not including any sub-adviser whose role is primarily portfolio management and is sub-contracted by the investment manager) (the "Investment Manager") and any entity

controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the Funds (including affiliated sub-advisers to the Funds), provided, in each case, that the engagement relates directly to the operations and financial reporting of the Funds (such entities, including the Investment Manager, shall be referred to herein as the "Accounting
Affiliates"). Individual projects that are not presented to the Committee as part of the annual pre-approval process, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman
(or any other Committee member who is a disinterested trustee under the
Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $100,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

Although the Committee will not pre-approve all services provided to the
Investment Manager and its affiliates, the Committee will receive an annual report from the Funds' independent accounting firm showing the aggregate fees for all services provided to the Investment Manager and its affiliates.

DE MINIMUS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES

With respect to the provision of permitted non-audit services to a Fund or
Accounting Affiliates, the pre-approval requirement is waived if:

         (1) The aggregate amount of all such permitted non-audit services provided constitutes no more than (i) with respect to such services provided to the Fund, five percent (5%) of the total amount of revenues paid by the Fund to its independent accountant during the fiscal year in which the services are provided, and (ii) with respect to such services provided to Accounting Affiliates, five percent (5%) of the total amount of revenues paid to the Fund's independent accountant by the Fund and the Accounting Affiliates during the fiscal year in which the services are provided;

         (2) Such services were not recognized by the Fund at the time of the engagement for such services to be non-audit services; and

         (3) Such services are promptly brought to the attention of the
             Committee and approved prior to the completion of the audit by the
             Committee or by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company
             Act to whom this Committee Chairman or other delegate shall be reported to the full Committee at its next regularly scheduled meeting.

             e) 2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration
         S-X.

             f) Not applicable

             g) Non-audit fees. The aggregate non-audit fees billed by the
         Auditor for services rendered to the Registrant, and rendered to the
         Adviser, for the 2004 Reporting Period was $4,065,376 and the 2005
         Reporting Period was $2,548,181.

             h) Auditor Independence. The Registrant's Audit Oversight Committee
         has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre-approved is compatible with maintaining the Auditor's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

The Fund has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The
audit committee of the Fund is comprised of Robert E. Connor, Paul Belica, John
J. Dalessandro II, Hans W. Kertess and R. Peter Sullivan III.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

The registrant has delegated the voting of proxies relating to its voting securities to its sub-adviser, Pacific Investment Management Co. (the
"Sub-Adviser"). The Proxy Voting Policies and Procedures of the Sub-Adviser are
included as an Exhibit 99.PROXYPOL hereto.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not effective at time of filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED COMPANIES

                                                     TOTAL NUMBER
                                                  OF SHARES PURCHASED       MAXIMUM NUMBER OF
                   TOTAL NUMBER      AVERAGE      AS PART OF PUBLICLY    SHARES THAT MAY YET BE
                    OF SHARES      PRICE PAID     ANNOUNCED PLANS OR    PURCHASED UNDER THE PLANS
        PERIOD      PURCHASED       PER SHARE          PROGRAMS                OR PROGRAMS
        ------      ---------       ---------          --------                -----------
June 2004              N/A             N/A                N/A                      N/A
July 2004              N/A             N/A                N/A                      N/A
August 2004            N/A             N/A                N/A                      N/A
September 2004         N/A            14.28             36,445                     N/A
October 2004           N/A            14.31             36,208                     N/A
November 2004          N/A            14.47             34,785                     N/A
December 2004          N/A             N/A                N/A                      N/A
January 2005           N/A             N/A                N/A                      N/A
February 2005          N/A            14.81             34,203                     N/A
March 2005             N/A            14.82             34,972                     N/A
April 2005             N/A            14.69             36,024                     N/A
May 2005               N/A            14.80             34,894                     N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a)      The registrant's President and Chief Executive Officer and Principal
         Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the
         Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)      There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1)   Exhibit 99.CODE ETH - Code of Ethics

(a)(2)   Exhibit 99.Cert. - Certification pursuant to Section 302 of the
         Sarbanes-Oxley Act of 2002

(b)      Exhibit 99.906Cert. - Certification pursuant to Section 906 of the
         Sarbanes-Oxley Act of 2002

Exhibit 99.PROXYPOL - Proxy Voting Policies and Procedures

                                    Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)PIMCO Municipal
            Income Fund II
            -----------------------

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date August 9, 2005
-------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date August 9, 2005
-------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date August 9, 2005
-------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date August 9, 2005
-------------------